Wilshire Income Opportunities Fund
Schedule of Investments
September 30, 2025 (Unaudited)

CORPORATE BONDS - 29.4%			Par		Value
Basic Materials - 1.5%
Air Products and Chemicals, Inc., 4.30%, 06/11/2028 (Callable 05/11/2028)			$86,000		$86,852
Albemarle Corp., 4.65%, 06/01/2027 (Callable 05/01/2027)			82,000		82,081
ArcelorMittal SA, 6.00%, 06/17/2034 (Callable 03/17/2034) (a)			36,000		38,278
Aris Mining Corp., 8.00%, 10/31/2029 (Callable 10/31/2026) (b)			200,000		207,500
Braskem Netherlands Finance BV, 4.50%, 01/31/2030 (Callable 10/31/2029)			200,000		75,750
CAP SA, 3.90%, 04/27/2031 (Callable 01/27/2031)			200,000		163,250
Capstone Copper Corp., 6.75%, 03/31/2033 (Callable 03/31/2028) (b)			45,000		46,238
Celanese US Holdings LLC
6.50%, 04/15/2030 (Callable 04/15/2027)			5,000		5,021
6.75%, 04/15/2033 (Callable 04/15/2028) (a)			5,000		4,969
Chemours Co., 8.00%, 01/15/2033 (Callable 01/15/2028) (b)			45,000		44,775
Cleveland-Cliffs, Inc.
6.75%, 04/15/2030 (Callable 04/15/2026) (b)			299,000		303,111
7.38%, 05/01/2033 (Callable 05/01/2028) (b)			230,000		234,025
7.63%, 01/15/2034 (Callable 01/15/2029) (b)			135,000		139,050
Corp. Nacional del Cobre de Chile, 6.44%, 01/26/2036 (Callable 10/26/2035) (b)			200,000		215,733
CSN Resources SA, 5.88%, 04/08/2032 (Callable 04/08/2027)			200,000		169,000
Ecolab, Inc., 4.30%, 06/15/2028 (Callable 05/15/2028)			74,000		74,606
Freeport-McMoRan, Inc., 5.45%, 03/15/2043 (Callable 09/15/2042)			480,000		461,352
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/2029 (Callable 02/15/2029)			200,000		209,511
Newmont Corp. / Newcrest Finance Pty Ltd., 5.35%, 03/15/2034 (Callable 12/15/2033)			34,000		35,478
Novelis Corp., 6.88%, 01/30/2030 (Callable 01/30/2027) (b)			10,000		10,350
Olin Corp., 6.63%, 04/01/2033 (Callable 04/01/2028) (b)			10,000		10,063
Rio Tinto Finance USA PLC
4.50%, 03/14/2028 (Callable 02/14/2028)			43,000		43,479
5.75%, 03/14/2055 (Callable 09/14/2054)			21,000		21,500
Solstice Advanced Materials, Inc., 5.63%, 09/30/2033 (Callable 09/30/2028) (b)			5,000		5,000
Suzano Netherlands BV, 5.50%, 01/15/2036 (Callable 10/15/2035)			21,000		21,032
Vale Overseas Ltd., 6.40%, 06/28/2054 (Callable 12/28/2053)			31,000		31,976
WR Grace Holdings LLC, 5.63%, 08/15/2029 (Callable 10/31/2025) (b)			10,000		9,313
					2,749,293

Communications - 1.9%
Alphabet, Inc., 3.00%, 05/06/2033 (Callable 02/06/2033)		EUR	100,000		116,783
AppLovin Corp., 5.38%, 12/01/2031 (Callable 10/01/2031)			32,000		32,935
AT&T, Inc.
3.50%, 09/15/2053 (Callable 03/15/2053)			91,000		62,671
6.05%, 08/15/2056 (Callable 02/15/2056)			10,000		10,343
Bell Telephone Co. of Canada or Bell Canada, 6.88% to 09/15/2030 then 5 yr. CMT Rate + 2.39%, 09/15/2055 (Callable 06/15/2030)			19,000		19,709
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 05/01/2027 (Callable 10/31/2025) (b)			15,000		14,887
4.75%, 03/01/2030 (Callable 10/31/2025) (b)			25,000		23,937
4.75%, 02/01/2032 (Callable 02/01/2027) (b)			15,000		13,856
Charter Communications Operating LLC / Charter Communications Operating Capital
5.75%, 04/01/2048 (Callable 10/01/2047)			125,000		112,715
5.13%, 07/01/2049 (Callable 01/01/2049)			265,000		218,568
Cisco Systems, Inc., 4.55%, 02/24/2028 (Callable 01/24/2028)			97,000		98,447
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029 (Callable 10/31/2025) (b)			10,000		9,712
7.13%, 02/15/2031 (Callable 08/15/2027) (b)			20,000		20,650
CommScope LLC, 9.50%, 12/15/2031 (Callable 06/15/2026) (b)			15,000		15,525
Digicel Group Holdings Ltd., 0.00%, 12/31/2030 (b)(c)(d)			131,130		2,157
Directv Financing LLC, 8.88%, 02/01/2030 (Callable 02/01/2026) (b)			60,000		59,250
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (Callable 10/31/2025) (b)			17,000		16,958
DISH DBS Corp.
5.75%, 12/01/2028 (Callable 12/01/2027) (b)			15,000		14,362
5.13%, 06/01/2029			10,000		8,550
EchoStar Corp., 10.75%, 11/30/2029 (Callable 11/30/2026)			10,000		10,988
Expedia Group, Inc., 3.80%, 02/15/2028 (Callable 11/15/2027)			65,000		64,391
Gray Media, Inc.
9.63%, 07/15/2032 (Callable 07/15/2028) (b)			15,000		15,281
7.25%, 08/15/2033 (Callable 08/15/2028) (b)			15,000		14,831
Lamar Media Corp., 5.38%, 11/01/2033 (Callable 11/01/2028) (b)			20,000		19,850
Level 3 Financing, Inc.
4.50%, 04/01/2030 (Callable 03/22/2026) (b)			15,000		13,669
6.88%, 06/30/2033 (Callable 06/30/2028) (b)			30,000		30,487
Match Group Holdings II LLC, 4.13%, 08/01/2030 (Callable 10/31/2025) (b)			60,000		56,550
McGraw-Hill Education, Inc.
5.75%, 08/01/2028 (Callable 10/31/2025) (b)			20,000		19,950
7.38%, 09/01/2031 (Callable 09/01/2027) (b)			5,000		5,187
Meta Platforms, Inc., 5.40%, 08/15/2054 (Callable 02/15/2054)			68,000		66,974
Millicom International Cellular SA, 4.50%, 04/27/2031 (Callable 04/27/2026)			200,000		188,500
Motorola Solutions, Inc., 5.20%, 08/15/2032 (Callable 06/15/2032)			30,000		30,871
Netflix, Inc., 5.40%, 08/15/2054 (Callable 02/15/2054)			47,000		47,310
News Corp., 3.88%, 05/15/2029 (Callable 10/11/2025) (b)			280,000		268,672
Nexstar Media, Inc., 4.75%, 11/01/2028 (Callable 10/11/2025) (b)			45,000		43,819
Sirius XM Radio LLC, 4.13%, 07/01/2030 (Callable 10/31/2025) (b)			235,000		220,019
Snap, Inc., 6.88%, 03/15/2034 (Callable 09/15/2028) (b)			45,000		45,619
TELUS Corp., 7.00% to 10/15/2035 then 5 yr. CMT Rate + 2.71%, 10/15/2055 (Callable 07/15/2035)			34,000		35,870
T-Mobile USA, Inc.
2.05%, 02/15/2028 (Callable 12/15/2027)			73,000		69,597
3.50%, 04/15/2031 (Callable 04/15/2026)			130,000		123,690
2.70%, 03/15/2032 (Callable 12/15/2031)			70,000		62,765
5.50%, 01/15/2055 (Callable 07/15/2054)			37,000		35,590
5.25%, 06/15/2055 (Callable 12/15/2054)			24,000		22,406
5.88%, 11/15/2055 (Callable 05/15/2055)			19,000		19,400
Uber Technologies, Inc., 4.80%, 09/15/2034 (Callable 06/15/2034)			144,000		144,224
Univision Communications, Inc., 7.38%, 06/30/2030 (Callable 10/31/2025) (b)			15,000		15,075
VeriSign, Inc., 5.25%, 06/01/2032 (Callable 04/01/2032)			45,000		46,198
Videotron Ltd., 5.70%, 01/15/2035 (Callable 10/15/2034) (b)			37,000		37,600
Virgin Media Secured Finance PLC
5.50%, 05/15/2029 (Callable 10/11/2025) (b)			276,000		270,247
4.25%, 01/15/2030 (Callable 10/11/2025)		GBP	100,000		124,347
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031 (Callable 01/31/2026) (b)			215,000		198,028
5.63%, 04/15/2032 (Callable 04/15/2027) (b)		EUR	150,000		180,053
Wayfair LLC, 7.25%, 10/31/2029 (Callable 10/31/2026) (b)			10,000		10,337
Windstream Services LLC, 7.50%, 10/15/2033 (Callable 10/15/2028) (b)			5,000		4,994
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031 (Callable 10/01/2027) (b)			10,000		10,350
					3,445,754

Consumer, Cyclical - 2.7%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028 (Callable 10/31/2025) (b)			112,000		109,200
3.50%, 02/15/2029 (Callable 10/11/2025) (b)			95,000		90,725
American Airlines, Inc., 8.50%, 05/15/2029 (Callable 11/15/2025) (b)			15,000		15,638
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029 (b)			280,000		281,050
American Axle & Manufacturing, Inc.
6.38%, 10/15/2032 (Callable 10/15/2028) (b)			15,000		14,963
7.75%, 10/15/2033 (Callable 10/15/2028) (b)			45,000		45,337
AutoZone, Inc., 5.13%, 06/15/2030 (Callable 05/15/2030)			34,000		35,044
Caesars Entertainment, Inc., 6.00%, 10/15/2032 (Callable 10/15/2027) (b)			85,000		83,725
Carnival Corp.
5.13%, 05/01/2029 (Callable 02/01/2029) (b)			12,000		12,000
5.75%, 01/15/2030 (Callable 10/15/2029) (b)		EUR	100,000		126,473
5.75%, 08/01/2032 (Callable 05/01/2032) (b)			15,000		15,244
6.13%, 02/15/2033 (Callable 02/15/2028) (b)			13,000		13,325
Clarios Global LP / Clarios US Finance Co.
6.75%, 02/15/2030 (Callable 02/15/2027) (a)(b)			35,000		36,050
6.75%, 09/15/2032 (Callable 09/15/2028) (b)			35,000		35,787
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032 (Callable 05/15/2027) (b)			15,000		15,937
Dealer Tire LLC / DT Issuer LLC, 8.00%, 02/01/2028 (Callable 10/31/2025) (b)			15,000		14,850
Delta Air Lines 2020-1 Class A Pass Through Trust, 2.50%, 06/10/2028			54,821		52,716
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/2029 (Callable 10/31/2025) (b)			10,000		8,588
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/2030 (Callable 10/31/2025) (b)			10,000		9,350
Ford Motor Co., 3.25%, 02/12/2032 (Callable 11/12/2031)			770,000		671,575
Ford Motor Credit Co. LLC, 5.63%, 10/09/2028		GBP	200,000		269,800
Full House Resorts, Inc., 8.25%, 02/15/2028 (Callable 10/16/2025) (b)			15,000		13,856
General Motors Financial Co., Inc.
4.35%, 01/17/2027 (Callable 10/17/2026)			58,000		58,084
6.50% to 09/30/2028 then 3 mo. LIBOR US + 3.44%, Perpetual (Callable 09/30/2028) (e)			52,000		51,675
5.70% to 09/30/2030 then 5 yr. CMT Rate + 5.00%, Perpetual (Callable 09/30/2030)			54,000		53,527
Genuine Parts Co., 4.95%, 08/15/2029 (Callable 07/15/2029)			48,000		48,844
Goodyear Tire & Rubber Co., 5.25%, 07/15/2031 (Callable 04/15/2031)			35,000		32,856
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030 (Callable 10/11/2025)			130,000		129,350
3.63%, 02/15/2032 (Callable 08/15/2026) (b)			70,000		63,787
Home Depot, Inc., 4.88%, 06/25/2027 (Callable 05/25/2027)			43,000		43,691
Honda Motor Co. Ltd., 4.44%, 07/08/2028 (Callable 06/08/2028)			82,000		82,459
Hyundai Capital America, 5.30%, 01/08/2029 (Callable 12/08/2028) (b)			61,000		62,465
JetBlue Airways Corp. / JetBlue Loyalty LP, 9.88%, 09/20/2031 (Callable 08/27/2027) (b)			160,000		162,400
Life Time, Inc., 6.00%, 11/15/2031 (Callable 11/15/2027) (b)			55,000		55,619
Light & Wonder International, Inc., 6.25%, 10/01/2033 (Callable 10/01/2028) (b)			70,000		70,087
Lowe's Cos., Inc.
3.35%, 04/01/2027 (Callable 03/01/2027)			134,000		132,695
5.63%, 04/15/2053 (Callable 10/15/2052)			21,000		20,780
Marriott International, Inc./MD
4.50%, 10/15/2031 (Callable 09/15/2031)			36,000		35,852
5.30%, 05/15/2034 (Callable 02/15/2034)			70,000		71,720
McDonald's Corp., 5.45%, 08/14/2053 (Callable 02/14/2053)			32,000		31,629
Michaels Cos., Inc., 5.25%, 05/01/2028 (Callable 10/11/2025) (b)			10,000		9,212
NCL Corp. Ltd.
5.88%, 01/15/2031 (Callable 09/15/2027) (b)			10,000		10,000
6.75%, 02/01/2032 (Callable 02/01/2028) (b)			160,000		164,400
6.25%, 09/15/2033 (Callable 09/15/2028) (b)			10,000		10,050
Newell Brands, Inc.
8.50%, 06/01/2028 (Callable 03/01/2028) (b)			50,000		53,062
6.38%, 05/15/2030 (Callable 02/15/2030)			10,000		9,912
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/2030 (Callable 08/30/2030) (b)			20,000		19,973
O'Reilly Automotive, Inc., 5.00%, 08/19/2034 (Callable 05/19/2034)			35,000		35,260
Qnity Electronics, Inc., 6.25%, 08/15/2033 (Callable 08/15/2028) (b)			15,000		15,319
QXO Building Products, Inc., 6.75%, 04/30/2032 (Callable 04/30/2028) (b)			10,000		10,350
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp., 6.63%, 02/01/2033 (Callable 02/01/2028) (b)			45,000		45,844
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp., 6.25%, 10/15/2030 (Callable 10/15/2027) (b)			10,000		10,091
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026 (Callable 01/01/2026) (b)			85,000		84,889
5.38%, 07/15/2027 (Callable 10/15/2026) (b)			92,000		92,805
6.00%, 02/01/2033 (Callable 08/01/2027) (b)			215,000		220,375
5.38%, 01/15/2036 (Callable 10/15/2035)			31,000		31,093
Sabre GLBL, Inc.
8.63%, 06/01/2027 (Callable 10/31/2025) (b)			3,000		3,041
10.75%, 11/15/2029 (Callable 11/15/2025) (b)			18,000		17,438
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029 (Callable 10/11/2025) (b)			50,000		49,125
Six Flags Entertainment Corp., 7.25%, 05/15/2031 (Callable 05/15/2026) (b)			20,000		19,975
Staples, Inc., 10.75%, 09/01/2029 (Callable 09/01/2026) (b)			15,000		14,850
Tenneco, Inc., 8.00%, 11/17/2028 (Callable 10/31/2025) (b)			30,000		30,038
Toll Brothers Finance Corp., 4.35%, 02/15/2028 (Callable 11/15/2027)			51,000		51,000
Travel + Leisure Co.
4.50%, 12/01/2029 (Callable 09/01/2029) (b)			115,000		110,975
6.13%, 09/01/2033 (Callable 08/15/2028) (b)			55,000		54,863
United Airlines, Inc., 4.63%, 04/15/2029 (Callable 10/15/2028) (b)			25,000		24,609
Victra Holdings LLC / Victra Finance Corp., 8.75%, 09/15/2029 (Callable 09/15/2026) (a)(b)			45,000		47,250
Viking Cruises Ltd., 5.88%, 10/15/2033 (Callable 10/15/2028) (b)			30,000		30,037
Voyager Parent LLC, 9.25%, 07/01/2032 (Callable 07/01/2028) (b)			10,000		10,575
Warnermedia Holdings, Inc.
4.05%, 03/15/2029 (Callable 01/15/2029)			10,000		9,600
4.28%, 03/15/2032 (Callable 12/15/2031)			5,000		4,562
5.05%, 03/15/2042 (Callable 09/15/2041)			10,000		7,975
Whirlpool Corp., 6.50%, 06/15/2033 (Callable 03/15/2033)			15,000		15,000
Yum! Brands, Inc.
4.75%, 01/15/2030 (Callable 10/15/2029) (b)			107,000		106,465
3.63%, 03/15/2031 (Callable 12/15/2030)			325,000		303,063
4.63%, 01/31/2032 (Callable 10/01/2026)			125,000		121,250
					5,033,079

Consumer, Non-cyclical - 3.9%
AbbVie, Inc., 4.70%, 05/14/2045 (Callable 11/14/2044)			65,000		59,362
Adani International Container Terminal Pvt Ltd., 3.00%, 02/16/2031 (Callable 08/18/2030)			153,000		140,403
Adani Ports & Special Economic Zone Ltd., 3.10%, 02/02/2031			200,000		178,264
Agilent Technologies, Inc., 4.75%, 09/09/2034 (Callable 06/09/2034)			36,000		35,796
Allergan Funding SCS, 2.63%, 11/15/2028 (Callable 08/15/2028)		EUR	100,000		113,851
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (Callable 02/15/2027) (b)			40,000		41,800
Amgen, Inc.
5.15%, 03/02/2028 (Callable 02/02/2028)			140,000		143,176
5.75%, 03/02/2063 (Callable 09/02/2062)			63,000		62,871
Avery Dennison Corp., 5.75%, 03/15/2033 (Callable 12/15/2032)			16,000		16,883
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.00%, 02/15/2031 (Callable 11/15/2026) (b)			45,000		46,519
BAT Capital Corp.
5.63%, 08/15/2035 (Callable 05/15/2035)			35,000		36,341
4.54%, 08/15/2047 (Callable 02/15/2047)			32,000		26,695
Bausch + Lomb Corp., 8.38%, 10/01/2028 (Callable 10/11/2025) (b)			40,000		41,650
Bausch Health Cos., Inc.
5.25%, 01/30/2030 (Callable 10/16/2025) (b)			10,000		7,050
14.00%, 10/15/2030 (Callable 10/15/2025) (b)			1,000		1,003
Becton Dickinson & Co., 4.69%, 02/13/2028 (Callable 01/13/2028)			86,000		87,014
Bimbo Bakeries USA, Inc., 5.38%, 01/09/2036 (Callable 10/09/2035) (b)			200,000		203,379
Biogen, Inc., 5.05%, 01/15/2031 (Callable 12/15/2030)			69,000		70,767
Block Financial LLC, 5.38%, 09/15/2032 (Callable 07/15/2032)			38,000		38,224
Bunge Ltd. Finance Corp., 4.65%, 09/17/2034 (Callable 06/17/2034)			41,000		40,168
Campbell's Co., 5.40%, 03/21/2034 (Callable 12/21/2033)			36,000		36,843
Cardinal Health, Inc.
4.60%, 03/15/2043			35,000		30,585
4.50%, 11/15/2044 (Callable 05/15/2044)			5,000		4,285
Centene Corp.
4.63%, 12/15/2029 (Callable 10/31/2025)			45,000		43,329
3.38%, 02/15/2030 (Callable 10/16/2025)			195,000		179,635
3.00%, 10/15/2030 (Callable 07/15/2030)			210,000		185,641
2.50%, 03/01/2031 (Callable 12/01/2030)			155,000		133,346
CHS/Community Health Systems, Inc., 6.00%, 01/15/2029 (Callable 10/16/2025) (b)			20,000		19,350
Concentra Health Services, Inc., 6.88%, 07/15/2032 (Callable 07/15/2027) (b)			50,000		51,875
Darling Ingredients, Inc., 6.00%, 06/15/2030 (Callable 10/11/2025) (b)			205,000		206,281
Dcli Bidco LLC, 7.75%, 11/15/2029 (Callable 11/15/2026) (b)			20,000		20,750
Element Fleet Management Corp., 5.04%, 03/25/2030 (Callable 02/25/2030) (b)			35,000		35,600
Elevance Health, Inc., 4.55%, 05/15/2052 (Callable 11/15/2051)			25,000		20,883
Eli Lilly & Co., 4.55%, 02/12/2028 (Callable 01/12/2028)			66,000		66,941
EquipmentShare.com, Inc., 8.63%, 05/15/2032 (Callable 05/15/2027) (b)			20,000		21,525
Flowers Foods, Inc., 5.75%, 03/15/2035 (Callable 12/15/2034)			36,000		36,610
Garda World Security Corp., 8.25%, 08/01/2032 (Callable 08/01/2027) (b)			45,000		46,631
GE HealthCare Technologies, Inc., 4.80%, 01/15/2031 (Callable 12/15/2030)			34,000		34,572
Global Medical Response, Inc., 7.38%, 10/01/2032 (Callable 10/01/2028) (b)			50,000		51,313
HCA, Inc., 5.60%, 04/01/2034 (Callable 01/01/2034)			285,000		294,991
Herc Holdings, Inc., 7.00%, 06/15/2030 (Callable 06/15/2027) (b)			15,000		15,525
IQVIA, Inc., 6.25%, 02/01/2029 (Callable 01/01/2029)			38,000		39,877
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
3.75%, 12/01/2031 (Callable 12/01/2026)			53,000		49,975
3.63%, 01/15/2032 (Callable 01/15/2027)			90,000		83,840
5.75%, 04/01/2033 (Callable 01/01/2033)			36,000		37,609
Johnson & Johnson, 4.55%, 03/01/2028 (Callable 02/01/2028)			63,000		64,183
JSW Infrastructure Ltd., 4.95%, 01/21/2029 (Callable 10/21/2028)			200,000		201,250
Keurig Dr Pepper, Inc., 5.20%, 03/15/2031 (Callable 01/15/2031)			61,000		62,266
Kraft Heinz Foods Co.
3.25%, 03/15/2033 (Callable 12/15/2032)		EUR	135,000		155,082
6.88%, 01/26/2039			90,000		100,346
7.13%, 08/01/2039 (b)			95,000		108,153
4.38%, 06/01/2046 (Callable 12/01/2045)			250,000		208,402
Kroger Co., 5.65%, 09/15/2064 (Callable 03/15/2064)			36,000		35,100
Laboratory Corp. of America Holdings, 4.55%, 04/01/2032 (Callable 02/01/2032)			66,000		65,630
LifePoint Health, Inc., 10.00%, 06/01/2032 (Callable 06/01/2027) (b)			25,000		26,187
MARB BondCo PLC, 3.95%, 01/29/2031 (Callable 01/29/2026) (b)			200,000		183,490
Mars, Inc.
5.20%, 03/01/2035 (Callable 12/01/2034) (b)			155,000		158,324
5.70%, 05/01/2055 (Callable 11/01/2054) (b)			36,000		36,366
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/2029 (Callable 10/31/2025) (b)			10,000		9,950
Medline Borrower LP, 5.25%, 10/01/2029 (Callable 10/31/2025) (b)			30,000		29,737
Merck & Co., Inc., 5.70%, 09/15/2055 (Callable 03/15/2055)			44,000		45,566
Performance Food Group, Inc., 4.25%, 08/01/2029 (Callable 10/31/2025) (b)			90,000		87,188
Philip Morris International, Inc.
5.38%, 02/15/2033 (Callable 11/15/2032)			34,000		35,406
5.25%, 02/13/2034 (Callable 11/13/2033)			33,000		33,970
Post Holdings, Inc.
5.50%, 12/15/2029 (Callable 10/16/2025) (b)			85,000		84,469
4.50%, 09/15/2031 (Callable 09/15/2026) (b)			5,000		4,663
6.38%, 03/01/2033 (Callable 09/01/2027) (b)			320,000		323,200
Prumo Participacoes e Investimentos S/A, 7.50%, 12/31/2031 (Callable 10/31/2025)			135,087		137,282
Quanta Services, Inc., 5.25%, 08/09/2034 (Callable 05/09/2034)			32,000		32,724
Quest Diagnostics, Inc.
4.60%, 12/15/2027 (Callable 11/15/2027)			87,000		88,049
5.00%, 12/15/2034 (Callable 09/15/2034)			69,000		69,633
Radiology Partners, Inc., 8.50%, 07/15/2032 (Callable 07/15/2028) (b)			30,000		31,012
Rede D'or Finance Sarl, 4.95%, 01/17/2028 (Callable 10/17/2027) (b)			100,000		99,625
Rollins, Inc., 5.25%, 02/24/2035 (Callable 11/24/2034)			16,000		16,270
Royalty Pharma PLC
5.15%, 09/02/2029 (Callable 08/02/2029)			33,000		33,838
5.95%, 09/25/2055 (Callable 03/25/2055)			22,000		22,317
Rutas 2 & 7 Finance Ltd., 0.00%, 09/30/2036 (d)			293,333		222,567
Smith & Nephew PLC, 5.15%, 03/20/2027 (Callable 02/20/2027)			91,000		92,208
Solventum Corp., 5.45%, 02/25/2027 (Callable 01/25/2027)			28,000		28,455
Stryker Corp.
4.70%, 02/10/2028 (Callable 01/10/2028)			47,000		47,708
3.65%, 03/07/2028 (Callable 12/07/2027)			54,000		53,524
Teva Pharmaceutical Finance Netherlands II BV, 4.38%, 05/09/2030 (Callable 02/09/2030)		EUR	135,000		162,030
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/2046			51,000		38,059
Triton Container International Ltd. / TAL International Container Corp., 3.25%, 03/15/2032 (Callable 12/15/2031)			36,000		32,086
United Natural Foods, Inc., 6.75%, 10/15/2028 (Callable 10/31/2025) (b)			70,000		69,913
United Rentals North America, Inc.
4.00%, 07/15/2030 (Callable 10/11/2025)			110,000		104,912
3.88%, 02/15/2031 (Callable 10/11/2025)			195,000		184,031
UnitedHealth Group, Inc., 2.95%, 10/15/2027			77,000		75,423
US Foods, Inc., 5.75%, 04/15/2033 (Callable 10/15/2027) (b)			40,000		40,200
Verisk Analytics, Inc., 5.25%, 06/05/2034 (Callable 03/05/2034)			37,000		37,964
Veritiv Operating Co., 10.50%, 11/30/2030 (Callable 11/30/2026) (b)			10,000		10,700
VT Topco, Inc., 8.50%, 08/15/2030 (Callable 08/15/2026) (b)			15,000		15,262
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (Callable 01/30/2027) (b)			20,000		21,050
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/2027			95,000		95,653
5.20%, 09/15/2034 (Callable 06/15/2034)			67,000		68,403
Zoetis, Inc., 4.70%, 02/01/2043 (Callable 08/01/2042)			14,000		12,855
					7,141,709

Energy - 4.2%
AI Candelaria -spain- SA, 7.50%, 12/15/2028 (Callable 09/15/2028)			162,499		164,937
Aker BP ASA, 5.13%, 10/01/2034 (Callable 07/01/2034) (b)			150,000		147,806
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032 (Callable 09/01/2027) (b)			30,000		30,713
Buckeye Partners LP, 6.88%, 07/01/2029 (Callable 07/01/2026) (b)			15,000		15,562
Canacol Energy Ltd., 5.75%, 11/24/2028 (Callable 10/31/2025)			200,000		69,500
Cenovus Energy, Inc.
3.50%, 02/07/2028 (Callable 12/07/2027)		CAD	100,000		72,136
6.75%, 11/15/2039			434,000		477,647
5.40%, 06/15/2047 (Callable 12/15/2046)			107,000		98,950
Cheniere Energy Partners LP, 4.00%, 03/01/2031 (Callable 03/01/2026)			72,000		69,387
Cheniere Energy, Inc., 4.63%, 10/15/2028 (Callable 10/11/2025)			64,000		63,750
Chord Energy Corp.
6.00%, 10/01/2030 (Callable 10/01/2027) (b)			10,000		9,912
6.75%, 03/15/2033 (Callable 03/15/2028) (b)			25,000		25,313
Civitas Resources, Inc.
8.38%, 07/01/2028 (Callable 10/11/2025) (b)			15,000		15,525
8.75%, 07/01/2031 (Callable 07/01/2026) (b)			165,000		170,775
CNX Resources Corp., 6.00%, 01/15/2029 (Callable 10/31/2025) (b)			20,000		20,000
Colonial Enterprises, Inc., 5.63%, 11/15/2035 (Callable 08/15/2035) (b)			21,000		21,170
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/2033 (Callable 08/15/2033) (b)			115,000		122,631
Continental Resources, Inc./OK
5.75%, 01/15/2031 (Callable 07/15/2030) (b)			162,000		166,989
2.88%, 04/01/2032 (Callable 01/01/2032) (b)			376,000		326,114
Cosan Overseas Ltd., 8.25%, Perpetual (Callable 11/05/2025)			200,000		201,500
Delek Logistics Partners LP / Delek Logistics Finance Corp., 8.63%, 03/15/2029 (Callable 03/15/2026) (b)			50,000		52,062
Diamondback Energy, Inc., 5.20%, 04/18/2027 (Callable 03/18/2027)			75,000		76,031
DT Midstream, Inc., 4.13%, 06/15/2029 (Callable 10/31/2025) (b)			20,000		19,475
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054 (Callable 04/15/2054)			36,000		35,519
Ecopetrol SA
4.63%, 11/02/2031 (Callable 08/02/2031)			50,000		44,625
5.88%, 11/02/2051 (Callable 05/02/2051)			300,000		222,495
Enbridge, Inc.
4.60%, 06/20/2028 (Callable 05/20/2028)			69,000		69,798
7.20% to 06/27/2034 then 5 yr. CMT Rate + 2.97%, 06/27/2054 (Callable 03/27/2034)			140,000		148,925
8.50% to 01/15/2034 then 5 yr. CMT Rate + 4.43%, 01/15/2084 (Callable 10/15/2033)			165,000		186,952
Energy Transfer LP
7.13% to 05/15/2030 then 5 yr. CMT Rate + 5.31%, Perpetual (Callable 05/15/2030)			320,000		330,458
8.00% to 05/15/2029 then 5 yr. CMT Rate + 4.02%, 05/15/2054 (Callable 02/15/2029)			185,000		196,441
Enterprise Products Operating LLC, 4.30%, 06/20/2028 (Callable 05/20/2028)			100,000		100,693
EQT Corp.
3.63%, 05/15/2031 (Callable 05/15/2030) (b)			350,000		326,187
5.75%, 02/01/2034 (Callable 11/01/2033)			55,000		57,399
Expand Energy Corp., 6.75%, 04/15/2029 (Callable 10/31/2025) (b)			22,000		22,115
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/2038 (Callable 09/30/2037)			167,651		168,751
Florida Gas Transmission Co. LLC, 5.75%, 07/15/2035 (Callable 04/15/2035) (b)			15,000		15,502
Global Partners LP / GLP Finance Corp., 8.25%, 01/15/2032 (Callable 01/15/2027) (b)			35,000		36,838
Gulfport Energy Operating Corp., 6.75%, 09/01/2029 (Callable 09/01/2026) (b)			30,000		30,712
Gulfstream Natural Gas System LLC, 5.60%, 07/23/2035 (Callable 04/23/2035) (b)			21,000		21,502
Harvest Midstream I LP, 7.50%, 05/15/2032 (Callable 05/15/2027) (b)			30,000		30,675
Hess Midstream Operations LP
5.88%, 03/01/2028 (Callable 03/01/2026) (b)			19,000		19,309
5.50%, 10/15/2030 (Callable 10/31/2025) (b)			38,000		38,143
Hilcorp Energy I LP / Hilcorp Finance Co., 7.25%, 02/15/2035 (Callable 02/15/2030) (b)			15,000		14,644
Kinder Morgan Energy Partners LP, 6.95%, 01/15/2038			16,000		17,957
Kinder Morgan, Inc., 1.75%, 11/15/2026 (Callable 10/15/2026)			55,000		53,561
Kinetik Holdings LP, 5.88%, 06/15/2030 (Callable 10/31/2025) (b)			38,000		38,190
Kodiak Gas Services LLC
7.25%, 02/15/2029 (Callable 02/15/2026) (b)			30,000		31,050
6.50%, 10/01/2033 (Callable 10/01/2028) (b)			10,000		10,175
6.75%, 10/01/2035 (Callable 10/01/2030) (b)			10,000		10,263
Long Ridge Energy LLC, 8.75%, 02/15/2032 (Callable 02/15/2028) (b)			75,000		76,781
Matador Resources Co., 6.50%, 04/15/2032 (Callable 04/15/2027) (b)			20,000		20,200
MC Brazil Downstream Trading SARL, 7.25%, 06/30/2031 (b)			182,442		155,304
Nabors Industries, Inc., 9.13%, 01/31/2030 (Callable 05/31/2026) (b)			10,000		10,413
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.13%, 02/15/2029 (Callable 02/15/2026) (b)			10,000		10,250
Northern Oil & Gas, Inc., 8.75%, 06/15/2031 (Callable 06/15/2026) (b)			45,000		46,350
Occidental Petroleum Corp.
6.63%, 09/01/2030 (Callable 03/01/2030)			205,000		219,350
6.13%, 01/01/2031 (Callable 07/01/2030)			105,000		110,119
7.50%, 05/01/2031			70,000		78,400
6.45%, 09/15/2036			65,000		68,900
Ovintiv, Inc.
6.50%, 08/15/2034			190,000		199,890
6.50%, 02/01/2038			160,000		167,871
Permian Resources Operating LLC, 6.25%, 02/01/2033 (Callable 08/01/2027) (b)			35,000		35,613
Peru LNG Srl, 5.38%, 03/22/2030			150,020		143,832
Petrobras Global Finance BV, 5.13%, 09/10/2030 (Callable 08/10/2030)			50,000		49,062
Petroleos Mexicanos, 6.75%, 09/21/2047			100,000		82,375
Phillips 66 Co., 6.20% to 03/15/2036 then 5 yr. CMT Rate + 2.17%, 03/15/2056 (Callable 12/15/2035)			85,000		85,137
SM Energy Co., 7.00%, 08/01/2032 (Callable 08/01/2027) (b)			20,000		20,000
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 03/01/2035 then 5 yr. CMT Rate + 3.67%, 03/01/2055 (Callable 12/01/2034)			90,000		95,625
Southern Natural Gas Co. LLC, 5.45%, 08/01/2035 (Callable 05/01/2035) (b)			9,000		9,174
Sunoco LP, 7.88% to 09/18/2030 then 5 yr. CMT Rate + 4.23%, Perpetual (Callable 09/18/2030) (b)			135,000		137,025
Sunoco LP / Sunoco Finance Corp., 6.00%, 04/15/2027 (Callable 10/31/2025)			35,000		35,000
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
7.38%, 02/15/2029 (Callable 02/15/2026) (b)			15,000		15,394
6.75%, 03/15/2034 (Callable 03/15/2029) (b)			10,000		9,900
Targa Resources Corp., 5.50%, 02/15/2035 (Callable 11/15/2034)			17,000		17,263
TransCanada PipeLines Ltd.
6.20%, 10/15/2037			95,000		101,683
7.25%, 08/15/2038			42,000		48,236
7.00% to 06/01/2030 then 5 yr. CMT Rate + 2.61%, 06/01/2065 (Callable 03/01/2030)			170,000		174,887
Transcanada Trust, 5.60% to 03/07/2032 then 5 yr. CMT Rate + 3.99%, 03/07/2082 (Callable 12/07/2031)			140,000		138,600
Transocean International Ltd., 8.00%, 02/01/2027 (Callable 10/11/2025) (b)			8,000		7,990
Var Energi ASA, 6.50%, 05/22/2035 (Callable 02/22/2035) (b)			200,000		212,635
Venture Global LNG, Inc.
8.13%, 06/01/2028 (Callable 10/11/2025) (b)			10,000		10,350
9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual (Callable 09/30/2029) (b)			225,000		222,469
8.38%, 06/01/2031 (Callable 06/01/2026) (b)			10,000		10,500
9.88%, 02/01/2032 (Callable 02/01/2027) (b)			10,000		10,875
Venture Global Plaquemines LNG LLC
7.50%, 05/01/2033 (Callable 12/01/2032) (b)			5,000		5,519
6.50%, 01/15/2034 (Callable 07/15/2033) (b)			15,000		15,769
Viper Energy Partners LLC, 4.90%, 08/01/2030 (Callable 07/01/2030)			12,000		12,090
Vital Energy, Inc., 7.88%, 04/15/2032 (Callable 04/15/2027) (a)(b)			15,000		14,550
WBI Operating LLC, 6.50%, 10/15/2033 (Callable 10/15/2028) (b)			25,000		24,969
Weatherford International Ltd.
8.63%, 04/30/2030 (Callable 10/31/2025) (b)			10,000		10,200
6.75%, 10/15/2033 (Callable 10/15/2028) (b)			30,000		30,000
Western Midstream Operating LP, 4.05%, 02/01/2030 (Callable 11/01/2029) (f)			70,000		68,089
Williams Cos., Inc., 5.30%, 09/30/2035 (Callable 06/30/2035)			136,000		137,972
					7,873,375

Financial - 7.3%
Acrisure LLC / Acrisure Finance, Inc., 6.75%, 07/01/2032 (Callable 07/01/2028) (b)			25,000		25,688
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.95% to 03/10/2030 then 5 yr. CMT Rate + 2.72%, 03/10/2055 (Callable 12/10/2029)			150,000		156,675
6.50% to 01/31/2031 then 5 yr. CMT Rate + 2.44%, 01/31/2056 (Callable 10/31/2030)			150,000		156,401
Agree LP, 5.63%, 06/15/2034 (Callable 03/15/2034)			47,000		48,951
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 6.50%, 10/01/2031 (Callable 10/01/2027) (b)			15,000		15,300
American Express Co.
5.39% to 07/28/2026 then SOFR + 0.97%, 07/28/2027 (Callable 07/28/2026)			64,000		64,629
5.02% to 04/25/2030 then SOFR + 1.44%, 04/25/2031 (Callable 04/25/2030)			77,000		79,112
American Homes 4 Rent LP, 5.50%, 02/01/2034 (Callable 11/01/2033)			51,000		52,749
American International Group, Inc., 5.45%, 05/07/2035 (Callable 02/07/2035)			14,000		14,586
American National Group, Inc.
5.75%, 10/01/2029 (Callable 09/01/2029)			30,000		31,036
6.00%, 07/15/2035 (Callable 04/15/2035)			33,000		33,651
American Tower Corp.
3.65%, 03/15/2027 (Callable 02/15/2027)			69,000		68,461
5.25%, 07/15/2028 (Callable 06/15/2028)			24,000		24,619
4.63%, 05/16/2031 (Callable 02/16/2031)		EUR	100,000		125,363
5.55%, 07/15/2033 (Callable 04/15/2033)			65,000		68,049
3.70%, 10/15/2049 (Callable 04/15/2049)			25,000		18,655
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp., 7.00%, 04/15/2030 (Callable 10/16/2025) (b)			15,000		15,150
Aon North America, Inc., 5.13%, 03/01/2027 (Callable 02/01/2027)			67,000		67,962
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves, 7.88%, 11/01/2029 (Callable 11/01/2026) (b)			10,000		10,437
Arthur J Gallagher & Co., 4.85%, 12/15/2029 (Callable 11/15/2029)			20,000		20,423
Aspen Insurance Holdings Ltd., 5.75%, 07/01/2030 (Callable 06/01/2030)			29,000		30,299
Athene Global Funding
4.72%, 10/08/2029 (b)			31,000		31,202
5.03%, 07/17/2030 (b)			19,000		19,286
Athene Holding Ltd., 6.63% to 10/15/2034 then 5 yr. CMT Rate + 2.61%, 10/15/2054 (Callable 07/15/2034)			52,000		52,551
Aviation Capital Group LLC, 5.38%, 07/15/2029 (Callable 06/15/2029) (b)			47,000		48,131
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (Callable 10/18/2027) (b)			31,000		29,771
5.75%, 03/01/2029 (Callable 02/01/2029) (b)			105,000		108,250
Azorra Finance Ltd.
7.75%, 04/15/2030 (Callable 10/15/2026) (b)			15,000		15,731
7.25%, 01/15/2031 (Callable 07/15/2027) (b)			25,000		26,031
Banco de Bogota SA, 6.25%, 05/12/2026			200,000		201,342
Banco de Credito del Peru SA, 3.25% to 09/30/2026 then 5 yr. CMT Rate + 2.45%, 09/30/2031 (Callable 09/30/2026)			175,000		171,515
Banco do Brasil SA/Cayman, 8.75% to 04/15/2034 then 10 yr. CMT Rate + 4.40%, Perpetual (Callable 10/15/2025)			200,000		199,500
Banco Industrial SA/Guatemala, 4.88% to 01/29/2026 then 5 yr. CMT Rate + 4.44%, 01/29/2031 (Callable 01/29/2026)			150,000		149,250
Banco Internacional del Peru SAA Interbank, 6.40% to 04/30/2030 then 5 yr. CMT Rate + 2.07%, 04/30/2035 (Callable 04/30/2030) (b)			150,000		155,250
Banco Mercantil del Norte SA/Grand Cayman, 8.38% to 05/20/2031 then 5 yr. CMT Rate + 4.07%, Perpetual (Callable 05/20/2031) (b)			200,000		210,250
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/2026			200,000		198,000
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)			46,000		45,085
2.55% to 02/04/2027 then SOFR + 1.05%, 02/04/2028 (Callable 02/04/2027)			74,000		72,474
3.71% to 04/24/2027 then 3 mo. Term SOFR + 1.77%, 04/24/2028 (Callable 04/24/2027)			79,000		78,492
6.63% to 05/01/2030 then 5 yr. CMT Rate + 2.68%, Perpetual (Callable 05/01/2030)			273,000		284,261
5.47% to 01/23/2034 then SOFR + 1.65%, 01/23/2035 (Callable 01/23/2034)			26,000		27,142
5.74% to 02/12/2035 then SOFR + 1.70%, 02/12/2036 (Callable 02/12/2035) (a)			32,000		33,236
Bank of Montreal
7.33% to 11/26/2027 then Government of Canada 5 Year Bond Yield + 4.10%, 11/26/2082 (Callable 11/26/2027)		CAD	270,000		206,038
7.30% to 11/26/2034 then 5 yr. CMT Rate + 3.01%, 11/26/2084 (Callable 11/26/2034)			330,000		351,077
6.88% to 11/26/2030 then 5 yr. CMT Rate + 2.98%, 11/26/2085 (Callable 11/26/2030)			200,000		202,208
Bank of New York Mellon Corp., 5.06% to 07/22/2031 then SOFR + 1.23%, 07/22/2032 (Callable 07/22/2031)			56,000		57,828
Bank of Nova Scotia
8.63% to 10/27/2027 then 5 yr. CMT Rate + 4.39%, 10/27/2082 (Callable 10/27/2027)			200,000		212,441
6.88% to 10/27/2035 then 5 yr. CMT Rate + 2.73%, 10/27/2085 (Callable 10/27/2035)			245,000		244,412
Barclays PLC, 7.63% to 09/15/2035 then USISSO05 + 3.69%, Perpetual (Callable 03/15/2035)			200,000		211,750
Berkshire Hathaway Finance Corp., 2.38%, 06/19/2039 (Callable 03/19/2039)		GBP	120,000		110,360
Brookfield Asset Management Ltd., 6.08%, 09/15/2055 (Callable 03/15/2055)			30,000		31,098
Brown & Brown, Inc.
4.70%, 06/23/2028 (Callable 05/23/2028)			73,000		73,566
6.25%, 06/23/2055 (Callable 12/12/2054)			14,000		14,638
Canadian Imperial Bank of Commerce
5.25% to 01/13/2030 then SOFR + 1.11%, 01/13/2031 (Callable 01/13/2030)			36,000		37,143
7.00% to 10/28/2030 then 5 yr. CMT Rate + 3.00%, 10/28/2085 (Callable 10/28/2030)			200,000		205,450
Capital One Financial Corp., 1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027 (Callable 11/02/2026)			50,000		48,677
Citigroup, Inc.
6.88% to 08/15/2030 then 5 yr. CMT Rate + 2.89%, Perpetual (Callable 08/15/2030)			19,000		19,570
4.95% to 05/07/2030 then SOFR + 1.46%, 05/07/2031 (Callable 05/07/2030)			30,000		30,594
4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031 (Callable 09/11/2030)			21,000		21,001
3.06% to 01/25/2032 then SOFR + 1.35%, 01/25/2033 (Callable 01/25/2032)			77,000		69,966
ConnectOne Bancorp, Inc., 8.13% to 06/01/2030 then 3 mo. Term SOFR + 4.42%, 06/01/2035 (Callable 06/01/2030)			110,000		113,385
Corebridge Financial, Inc., 3.65%, 04/05/2027 (Callable 03/05/2027)			45,000		44,604
DBS Group Holdings Ltd., 1.82% to 03/10/2026 then 5 yr. CMT Rate + 1.10%, 03/10/2031 (Callable 03/10/2026)			200,000		197,834
Equinix, Inc., 2.95%, 09/15/2051 (Callable 03/15/2051)			58,000		36,933
Essential Properties LP, 5.40%, 12/01/2035 (Callable 09/01/2035)			20,000		20,054
Extra Space Storage LP, 5.40%, 06/15/2035 (Callable 03/15/2035)			36,000		36,655
First Citizens BancShares, Inc./NC, 6.25% to 03/12/2035 then 5 yr. CMT Rate + 1.97%, 03/12/2040 (Callable 12/12/2034)			170,000		171,913
First Industrial LP, 5.25%, 01/15/2031 (Callable 12/15/2030)			44,000		45,120
First Interstate BancSystem, Inc., 7.63% to 06/15/2030 then 3 mo. Term SOFR + 3.98%, 06/15/2035 (Callable 06/15/2030)			70,000		71,750
Five Star Bancorp, 6.00% to 09/01/2027 then SOFR + 3.29%, 09/01/2032 (Callable 08/18/2027) (b)			50,000		48,119
Focus Financial Partners LLC, 6.75%, 09/15/2031 (Callable 09/15/2027) (b)			50,000		51,000
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032 (Callable 04/01/2028) (b)			5,000		5,225
GGAM Finance Ltd., 6.88%, 04/15/2029 (Callable 04/15/2026) (b)			30,000		31,050
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027 (Callable 03/01/2026) (b)			65,000		66,787
Goldman Sachs Group, Inc., 6.85% to 02/10/2030 then 5 yr. CMT Rate + 2.46%, Perpetual (Callable 02/10/2030)			16,000		16,600
Guardian Life Global Funding, 4.80%, 04/28/2030 (b)			30,000		30,627
Host Hotels & Resorts LP
3.38%, 12/15/2029 (Callable 09/15/2029)			45,000		42,709
3.50%, 09/15/2030 (Callable 06/15/2030)			30,000		28,150
HSBC Holdings PLC
5.88% (SOFR + 1.57%), 05/13/2031 (Callable 05/13/2030)			235,000		238,976
6.95% to 02/27/2032 then 5 yr. CMT Rate + 2.64%, Perpetual (Callable 08/27/2031) (a)			200,000		208,250
HUB International Ltd., 7.25%, 06/15/2030 (Callable 06/15/2026) (b)			15,000		15,600
Huntington Bancshares, Inc./OH
6.25% to 10/15/2030 then 5 yr. CMT Rate + 2.65%, Perpetual (Callable 10/15/2030)			330,000		328,350
5.71% to 02/02/2034 then SOFR + 1.87%, 02/02/2035 (Callable 02/02/2034)			19,000		19,837
ING Groep NV, 7.00% to 11/16/2032 then USISSO05 + 3.59%, Perpetual (Callable 11/16/2032)			200,000		206,250
InRetail Shopping Malls, 5.75%, 04/03/2028 (Callable 10/11/2025)			100,000		100,000
Iron Mountain, Inc., 6.25%, 01/15/2033 (Callable 12/06/2027) (b)			5,000		5,100
JPMorgan Chase & Co.
6.07% (SOFR + 1.33%), 10/22/2027 (Callable 10/22/2026)			92,000		93,847
4.51% (SOFR + 0.86%), 10/22/2028 (Callable 10/22/2027)			88,000		88,714
5.14% to 01/24/2030 then SOFR + 1.01%, 01/24/2031 (Callable 01/24/2030)			31,000		32,044
5.10% to 04/22/2030 then SOFR + 1.44%, 04/22/2031 (Callable 04/22/2030)			69,000		71,159
5.58% to 07/23/2035 then SOFR + 1.64%, 07/23/2036 (Callable 07/23/2035)			23,000		23,836
Lineage OP LP, 5.25%, 07/15/2030 (Callable 06/15/2030) (b)			34,000		34,510
Macquarie Airfinance Holdings Ltd.
5.20%, 03/27/2028 (Callable 02/27/2028) (b)			37,000		37,565
5.15%, 03/17/2030 (Callable 02/17/2030) (b)			37,000		37,399
6.50%, 03/26/2031 (Callable 01/26/2031) (b)			4,000		4,274
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027 (Callable 10/08/2027)			70,000		70,800
MetLife, Inc., 6.35% to 03/15/2035 then 5 yr. CMT Rate + 2.08%, 03/15/2055 (Callable 03/15/2035)			30,000		31,937
Morgan Stanley
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027 (Callable 07/20/2026)			62,000		60,684
5.95% to 01/19/2033 then 5 yr. CMT Rate + 2.43%, 01/19/2038 (Callable 01/19/2033)			18,000		18,797
5.94% to 02/07/2034 then 5 yr. CMT Rate + 1.80%, 02/07/2039 (Callable 02/07/2034)			35,000		36,613
Omega Healthcare Investors, Inc., 4.75%, 01/15/2028 (Callable 10/15/2027)			35,000		35,260
OneMain Finance Corp.
7.50%, 05/15/2031 (Callable 05/15/2027)			20,000		20,850
7.13%, 09/15/2032 (Callable 06/15/2028)			10,000		10,350
6.50%, 03/15/2033 (Callable 09/15/2028)			20,000		20,025
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (Callable 06/01/2027) (b)			85,000		88,400
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 7.00%, 02/01/2030 (Callable 08/01/2026) (b)			50,000		51,375
PennyMac Financial Services, Inc.
7.88%, 12/15/2029 (Callable 12/15/2026) (b)			20,000		21,175
6.88%, 05/15/2032 (Callable 05/15/2028) (b)			30,000		31,013
Phillips Edison Grocery Center Operating Partnership I LP, 5.25%, 08/15/2032 (Callable 06/15/2032)			38,000		38,750
PNC Financial Services Group, Inc.
3.40% to 09/15/2026 then 5 yr. CMT Rate + 2.60%, Perpetual (Callable 09/15/2026)			125,000		121,250
5.37% to 07/21/2035 then SOFR + 1.42%, 07/21/2036 (Callable 07/21/2035)			23,000		23,658
Popular, Inc., 7.25%, 03/13/2028 (Callable 02/13/2028)			140,000		146,506
Provident Financial Services, Inc., 9.00% to 05/15/2029 then 3 mo. Term SOFR + 4.77%, 05/15/2034 (Callable 05/15/2029)			110,000		114,764
Prudential Financial, Inc., 5.20%, 03/14/2035 (Callable 12/14/2034)			44,000		45,371
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 06/15/2033 (Callable 06/15/2028) (b)			25,000		25,656
Rocket Cos., Inc., 6.38%, 08/01/2033 (Callable 08/01/2028) (b)			15,000		15,525
Royal Bank of Canada
4.20% to 02/24/2027 then Government of Canada 5 Year Bond Yield + 2.71%, Perpetual (Callable 02/24/2027)		CAD	400,000		271,432
4.72% to 03/27/2027 then SOFR + 0.81%, 03/27/2028 (Callable 03/27/2027)			50,000		50,500
4.52% to 10/18/2027 then SOFR + 0.86%, 10/18/2028 (Callable 10/18/2027)			113,000		113,928
7.50% to 05/02/2029 then 5 yr. CMT Rate + 2.89%, 05/02/2084 (Callable 05/02/2029)			315,000		331,213
6.35% to 11/24/2034 then 5 yr. CMT Rate + 2.26%, 11/24/2084 (Callable 11/24/2034)			200,000		196,250
Santander Holdings USA, Inc., 5.47% to 03/20/2028 then SOFR + 1.61%, 03/20/2029 (Callable 03/20/2028)			23,000		23,421
SBA Communications Corp.
3.88%, 02/15/2027 (Callable 10/11/2025)			95,000		93,456
3.13%, 02/01/2029 (Callable 10/31/2025)			170,000		159,003
Simmons First National Corp., 6.25% to 10/01/2030 then 3 mo. Term SOFR + 3.02%, 10/01/2035 (Callable 10/01/2030)			130,000		130,008
Societe Generale SA, 8.13% to 05/21/2030 then 5 yr. CMT Rate + 3.79%, Perpetual (Callable 11/21/2029) (b)			200,000		209,750
South State Bank NA, 8.38% to 08/15/2029 then 3 mo. Term SOFR + 4.61%, 08/15/2034 (Callable 08/15/2029)			70,000		73,411
Southside Bancshares, Inc., 7.00% to 08/15/2030 then 3 mo. Term SOFR + 3.57%, 08/15/2035 (Callable 08/15/2030)			145,000		145,283
Starwood Property Trust, Inc., 5.25%, 10/15/2028 (Callable 07/15/2028) (b)			25,000		25,004
Sun Communities Operating LP, 2.70%, 07/15/2031 (Callable 04/15/2031)			43,000		38,885
SURA Asset Management SA, 6.35%, 05/13/2032 (Callable 03/13/2032) (b)			200,000		214,000
Toronto-Dominion Bank
4.98%, 04/05/2027			73,000		73,956
8.13% to 10/31/2027 then 5 yr. CMT Rate + 4.08%, 10/31/2082 (Callable 10/31/2027)			205,000		215,145
Travelers Cos., Inc., 5.70%, 07/24/2055 (Callable 01/24/2055)			14,000		14,476
Truist Financial Corp., 5.15% to 08/05/2031 then SOFR + 1.57%, 08/05/2032 (Callable 08/05/2031)			66,000		67,809
UBS Group AG
7.00% to 08/10/2030 then USISSO05 + 3.08%, Perpetual (Callable 02/10/2030) (b)			310,000		317,750
7.13% to 02/10/2035 then USISSO05 + 3.18%, Perpetual (Callable 08/10/2034) (b)			200,000		205,250
United Overseas Bank Ltd., 2.00% to 10/14/2026 then 5 yr. CMT Rate + 1.23%, 10/14/2031 (Callable 10/14/2026)			200,000		195,193
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 8.63%, 06/15/2032 (Callable 06/15/2028) (b)			15,000		14,325
US Bancorp, 3.70% to 01/15/2027 then 5 yr. CMT Rate + 2.54%, Perpetual (Callable 01/15/2027)			120,000		115,392
VICI Properties LP
5.13%, 05/15/2032 (Callable 02/15/2032)			145,000		145,808
5.63%, 04/01/2035 (Callable 01/01/2035)			150,000		153,717
VICI Properties LP / VICI Note Co., Inc.
4.63%, 12/01/2029 (Callable 10/11/2025) (b)			71,000		70,345
4.13%, 08/15/2030 (Callable 10/31/2025) (b)			165,000		158,874
Webster Financial Corp., 3.88% to 11/01/2025 then 3 mo. Term SOFR + 3.69%, 11/01/2030 (Callable 11/01/2025)			125,000		124,561
Wells Fargo & Co.
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027) (a)			78,000		77,317
5.15% to 04/23/2030 then SOFR + 1.50%, 04/23/2031 (Callable 04/23/2030)			107,000		110,502
3.90% to 07/22/2031 then 3 mo. EURIBOR + 1.22%, 07/22/2032 (Callable 07/22/2031)		EUR	100,000		120,781
4.89% to 09/15/2035 then SOFR + 1.34%, 09/15/2036 (Callable 09/15/2035)			37,000		36,872
Western Alliance Bancorp, 3.00% to 06/15/2026 then 3 mo. Term SOFR + 2.25%, 06/15/2031 (Callable 06/15/2026)			220,000		213,633
					13,572,998

Government - 0.9%
Asian Infrastructure Investment Bank
0.20%, 12/15/2025		GBP	75,000		100,060
7.00%, 03/01/2029		INR	20,300,000		230,336
European Bank for Reconstruction & Development, 6.30%, 10/26/2027		INR	11,300,000		126,474
Indonesia Government International Bond, 1.10%, 03/12/2033		EUR	100,000		97,833
Inter-American Development Bank
7.00%, 01/25/2029		INR	11,000,000		124,936
7.35%, 10/06/2030		INR	13,000,000		149,780
International Bank for Reconstruction & Development
1.25%, 03/16/2026		NOK	620,000		61,297
7.05%, 07/22/2029		INR	6,000,000		68,373
1.20%, 08/08/2034		EUR	109,000		110,740
International Development Association, 1.75%, 02/17/2027		NOK	540,000		52,430
New Zealand Local Government Funding Agency Bond, 4.70%, 08/01/2028		AUD	95,000		63,958
Philippine Government International Bond
0.88%, 05/17/2027		EUR	185,000		211,164
6.25%, 01/14/2036		PHP	5,000,000		85,055
Province of Ontario Canada, 3.10%, 01/31/2034		EUR	100,000		116,910
Treasury Corp. of Victoria, 4.25%, 12/20/2032		AUD	205,000		133,289
					1,732,635

Industrial - 2.6%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (Callable 03/15/2026) (b)			20,000		20,575
AECOM, 6.00%, 08/01/2033 (Callable 08/01/2028) (b)			170,000		173,400
AGCO Corp., 5.45%, 03/21/2027 (Callable 02/21/2027)			48,000		48,698
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/2033 (Callable 08/15/2028) (b)			25,000		25,906
Amphenol Corp., 4.38%, 06/12/2028 (Callable 05/12/2028)			55,000		55,469
Amrize Finance US LLC, 4.95%, 04/07/2030 (Callable 03/07/2030) (b)			15,000		15,322
Arrow Electronics, Inc., 5.88%, 04/10/2034 (Callable 01/10/2034)			36,000		37,567
Ball Corp., 2.88%, 08/15/2030 (Callable 05/15/2030)			275,000		249,219
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/2034 (d)			221,979		181,745
Boeing Co., 5.81%, 05/01/2050 (Callable 11/01/2049)			145,000		143,498
Bombardier, Inc., 6.75%, 06/15/2033 (Callable 06/15/2028) (b)			25,000		26,094
Builders FirstSource, Inc.
6.38%, 03/01/2034 (Callable 03/01/2029) (b)			35,000		36,094
6.75%, 05/15/2035 (Callable 05/15/2030) (b)			15,000		15,619
Burlington Northern Santa Fe LLC, 5.50%, 03/15/2055 (Callable 09/15/2054)			34,000		34,019
Carlisle Cos., Inc., 5.55%, 09/15/2040 (Callable 06/15/2040)			14,000		14,128
Caterpillar Financial Services Corp., 4.40%, 03/03/2028			56,000		56,597
CCL Industries, Inc., 3.05%, 06/01/2030 (Callable 03/01/2030) (b)			37,000		34,781
Cellnex Finance Co. SA, 2.00%, 09/15/2032 (Callable 06/15/2032)		EUR	100,000		106,541
Cemex SAB de CV, 5.13% to 09/08/2026 then 5 yr. CMT Rate + 4.53%, Perpetual (Callable 06/08/2026)			200,000		199,250
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032 (Callable 04/15/2028) (b)			5,000		5,131
Cornerstone Building Brands, Inc., 9.50%, 08/15/2029 (Callable 08/15/2026) (b)			20,000		19,375
CSX Corp., 3.80%, 11/01/2046 (Callable 05/01/2046)			77,000		61,112
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/2030 (Callable 06/15/2026) (b)			30,000		30,750
FTAI Aviation Investors LLC, 5.88%, 04/15/2033 (Callable 10/15/2027) (b)			10,000		10,050
GATX Corp.
5.40%, 03/15/2027 (Callable 02/15/2027)			59,000		59,804
5.50%, 06/15/2035 (Callable 03/15/2035)			21,000		21,622
5.20%, 03/15/2044 (Callable 09/15/2043)			15,000		14,241
General Electric Co., 4.90%, 01/29/2036 (Callable 10/29/2035)			14,000		14,166
Genesee & Wyoming, Inc., 6.25%, 04/15/2032 (Callable 04/15/2027) (b)			35,000		35,525
Goat Holdco LLC, 6.75%, 02/01/2032 (Callable 02/01/2028) (b)			20,000		20,475
Griffon Corp., 5.75%, 03/01/2028 (Callable 10/31/2025)			30,000		29,925
Hexcel Corp., 5.88%, 02/26/2035 (Callable 11/26/2034)			22,000		22,774
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 02/15/2029 (Callable 02/15/2026) (b)			45,000		47,025
Ingersoll Rand, Inc., 5.20%, 06/15/2027 (Callable 05/15/2027)			47,000		47,758
John Deere Capital Corp., 4.25%, 06/05/2028			69,000		69,438
L3Harris Technologies, Inc., 4.40%, 06/15/2028 (Callable 03/15/2028)			69,000		69,422
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/2034			155,797		160,916
Lockheed Martin Corp., 5.00%, 08/15/2035 (Callable 05/15/2035)			36,000		36,481
Madison IAQ LLC, 5.88%, 06/30/2029 (Callable 10/31/2025) (b)			15,000		14,812
MasTec, Inc., 5.90%, 06/15/2029 (Callable 05/15/2029)			37,000		38,615
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032 (Callable 04/01/2027) (b)			30,000		30,750
Molex Electronic Technologies LLC, 5.25%, 04/30/2032 (Callable 02/29/2032) (b)			38,000		38,676
Northrop Grumman Corp., 5.20%, 06/01/2054 (Callable 12/01/2053)			63,000		59,635
Owens Corning, 5.70%, 06/15/2034 (Callable 03/15/2034)			32,000		33,676
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031 (Callable 05/15/2026) (b)			30,000		30,487
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.35%, 03/30/2029 (Callable 02/28/2029) (b)			76,000		78,091
5.25%, 02/01/2030 (Callable 01/01/2030) (b)			68,000		70,064
Quikrete Holdings, Inc.
6.38%, 03/01/2032 (Callable 03/01/2028) (b)			85,000		87,869
6.75%, 03/01/2033 (Callable 03/01/2028) (b)			85,000		87,975
Regal Rexnord Corp., 6.05%, 04/15/2028 (Callable 03/15/2028)			65,000		67,076
Republic Services, Inc., 5.15%, 03/15/2035 (Callable 12/15/2034)			35,000		36,077
Ryder System, Inc., 5.25%, 06/01/2028 (Callable 05/01/2028)			70,000		71,750
Sealed Air Corp., 5.00%, 04/15/2029 (Callable 10/31/2025) (b)			65,000		64,512
Sealed Air Corp./Sealed Air Corp. US, 7.25%, 02/15/2031 (Callable 11/15/2026) (b)			20,000		21,000
Seaspan Corp., 5.50%, 08/01/2029 (Callable 10/31/2025) (b)			20,000		19,250
Simpar Europe SA, 5.20%, 01/26/2031 (Callable 01/26/2026)			200,000		166,000
Sonoco Products Co., 4.60%, 09/01/2029 (Callable 08/01/2029)			34,000		34,209
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (Callable 08/15/2027) (b)			15,000		15,394
Stanley Black & Decker, Inc., 6.71% to 03/15/2030 then 5 yr. CMT Rate + 2.66%, 03/15/2060 (Callable 03/15/2030)			355,000		353,838
Star Leasing Co. LLC, 7.63%, 02/15/2030 (Callable 02/15/2027) (b)			10,000		9,725
TransDigm, Inc.
7.13%, 12/01/2031 (Callable 12/01/2026) (b)			290,000		301,962
6.38%, 05/31/2033 (Callable 05/31/2028) (b)			55,000		55,687
6.25%, 01/31/2034 (Callable 08/31/2028) (b)			50,000		51,250
6.75%, 01/31/2034 (Callable 08/31/2028) (b)			100,000		103,375
Trident TPI Holdings, Inc., 12.75%, 12/31/2028 (Callable 12/31/2025) (b)			20,000		21,275
Veralto Corp., 5.45%, 09/18/2033 (Callable 06/18/2033)			17,000		17,766
Vertiv Group Corp., 4.13%, 11/15/2028 (Callable 10/31/2025) (b)			17,000		16,575
Waste Connections, Inc., 5.25%, 09/01/2035 (Callable 06/01/2035)			28,000		28,886
Waste Management, Inc., 4.95%, 07/03/2027 (Callable 06/03/2027)			85,000		86,434
Waste Pro USA, Inc., 7.00%, 02/01/2033 (Callable 02/01/2028) (b)			20,000		20,725
Watco Cos. LLC / Watco Finance Corp., 7.13%, 08/01/2032 (Callable 08/01/2027) (b)			15,000		15,506
WESCO Distribution, Inc., 6.38%, 03/15/2033 (Callable 03/15/2028) (b)			20,000		20,700
Westinghouse Air Brake Technologies Corp., 4.90%, 05/29/2030 (Callable 04/29/2030)			69,000		70,408
XPO, Inc., 7.13%, 06/01/2031 (Callable 06/01/2026) (b)			30,000		31,237
Yinson Bergenia Production BV, 8.50%, 01/31/2045 (Callable 01/31/2043) (b)			200,000		213,776
					4,735,555

Technology - 1.4%
Advanced Micro Devices, Inc., 4.32%, 03/24/2028 (Callable 02/24/2028)			37,000		37,291
Amentum Holdings, Inc., 7.25%, 08/01/2032 (Callable 08/01/2027) (b)			15,000		15,525
Analog Devices, Inc., 4.25%, 06/15/2028 (Callable 05/15/2028)			83,000		83,561
AthenaHealth Group, Inc., 6.50%, 02/15/2030 (Callable 10/31/2025) (b)			20,000		19,800
Atlassian Corp., 5.25%, 05/15/2029 (Callable 04/15/2029)			23,000		23,617
Broadcom, Inc.
4.15%, 02/15/2028 (Callable 01/15/2028)			76,000		76,132
4.80%, 04/15/2028 (Callable 03/15/2028) (a)			97,000		98,680
3.50%, 02/15/2041 (Callable 08/15/2040) (b)			81,000		66,533
CACI International, Inc., 6.38%, 06/15/2033 (Callable 06/15/2028) (b)			85,000		87,444
Cadence Design Systems, Inc., 4.20%, 09/10/2027			121,000		121,155
Cloud Software Group, Inc.
6.50%, 03/31/2029 (Callable 10/11/2025) (b)			60,000		60,462
6.63%, 08/15/2033 (Callable 08/15/2028) (b)			226,000		231,933
CoreWeave, Inc., 9.25%, 06/01/2030 (Callable 06/01/2027) (b)			295,000		304,219
Dell International LLC / EMC Corp., 8.35%, 07/15/2046 (Callable 01/15/2046)			110,000		142,585
Dell, Inc., 6.50%, 04/15/2038			17,000		18,420
Ellucian Holdings, Inc., 6.50%, 12/01/2029 (Callable 12/01/2026) (b)			15,000		15,262
Fiserv, Inc.
5.15%, 03/15/2027 (Callable 02/15/2027)			55,000		55,698
5.45%, 03/15/2034 (Callable 12/15/2033)			63,000		65,021
Gartner, Inc., 3.75%, 10/01/2030 (Callable 10/11/2025) (b)			90,000		84,965
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034 (Callable 07/15/2034)			73,000		72,134
Kyndryl Holdings, Inc., 4.10%, 10/15/2041 (Callable 04/15/2041)			87,000		70,593
Marvell Technology, Inc., 5.95%, 09/15/2033 (Callable 06/15/2033)			66,000		70,689
MSCI, Inc.
3.63%, 09/01/2030 (Callable 10/31/2025) (b)			250,000		237,740
3.88%, 02/15/2031 (Callable 10/31/2025) (b)			105,000		100,661
3.63%, 11/01/2031 (Callable 11/01/2026) (b)			126,000		117,931
NetApp, Inc., 5.50%, 03/17/2032 (Callable 01/17/2032)			16,000		16,615
NXP BV / NXP Funding LLC / NXP USA, Inc., 4.85%, 08/19/2032 (Callable 06/19/2032)			28,000		28,018
Oracle Corp., 5.88%, 09/26/2045 (Callable 03/26/2045)			29,000		29,043
Paychex, Inc., 5.35%, 04/15/2032 (Callable 02/15/2032)			68,000		70,441
Qorvo, Inc., 3.38%, 04/01/2031 (Callable 04/01/2026) (b)			32,000		29,320
Roper Technologies, Inc., 4.25%, 09/15/2028 (Callable 08/15/2028)			11,000		11,054
Synopsys, Inc., 4.65%, 04/01/2028 (Callable 03/01/2028)			34,000		34,384
UKG, Inc., 6.88%, 02/01/2031 (Callable 02/01/2027) (b)			75,000		77,156
VMware LLC, 3.90%, 08/21/2027 (Callable 05/21/2027)			66,000		65,641
					2,639,723

Utilities - 3.0%
Adani Electricity Mumbai Ltd., 3.87%, 07/22/2031 (Callable 01/22/2031)			200,000		184,042
Adani Transmission Step-One Ltd., 4.25%, 05/21/2036			139,000		125,798
AEP Texas, Inc., 5.45%, 05/15/2029 (Callable 04/15/2029)			20,000		20,701
AES Corp.
5.45%, 06/01/2028 (Callable 05/01/2028)			56,000		57,339
7.60% to 01/15/2030 then 5 yr. CMT Rate + 3.20%, 01/15/2055 (Callable 10/15/2029)			530,000		549,875
Alabama Power Co., 3.75%, 09/01/2027 (Callable 08/01/2027)			98,000		97,657
Alliant Energy Corp., 5.75% to 04/01/2031 then 5 yr. CMT Rate + 2.08%, 04/01/2056 (Callable 01/01/2031)			15,000		15,019
Ameren Illinois Co., 3.80%, 05/15/2028 (Callable 02/15/2028)			120,000		119,436
American Electric Power Co., Inc., 6.95% to 12/15/2034 then 5 yr. CMT Rate + 2.68%, 12/15/2054 (Callable 09/15/2034)			260,000		281,450
Arizona Public Service Co., 5.90%, 08/15/2055 (Callable 02/15/2055)			74,000		75,441
Black Hills Corp., 6.00%, 01/15/2035 (Callable 10/15/2034)			61,000		64,953
Capital Power US Holdings, Inc., 5.26%, 06/01/2028 (Callable 05/01/2028) (b)			61,000		62,067
Chile Electricity Lux MPC Sarl, 6.01%, 01/20/2033			179,000		187,655
Chile Electricity PEC SpA, 0.00%, 01/25/2028 (b)(d)			180,833		162,524
CMS Energy Corp., 6.50% to 06/01/2035 then 5 yr. CMT Rate + 1.96%, 06/01/2055 (Callable 03/01/2035)			82,000		84,665
Comision Federal de Electricidad, 6.45%, 01/24/2035 (Callable 10/24/2034) (b)			200,000		203,540
Commonwealth Edison Co., 5.95%, 06/01/2055 (Callable 12/01/2054)			69,000		73,001
Consumers Energy Co., 4.50%, 01/15/2031 (Callable 11/15/2030)			20,000		20,206
Dominion Energy, Inc.
7.00% to 06/01/2034 then 5 yr. CMT Rate + 2.51%, 06/01/2054 (Callable 03/03/2034)			155,000		167,981
6.88% to 02/01/2030 then 5 yr. CMT Rate + 2.39%, 02/01/2055 (Callable 11/03/2029)			125,000		130,781
6.63% to 05/15/2035 then 5 yr. CMT Rate + 2.21%, 05/15/2055 (Callable 02/15/2035)			140,000		144,900
DTE Energy Co., 5.85%, 06/01/2034 (Callable 03/01/2034)			50,000		52,980
Duke Energy Corp.
5.00%, 08/15/2052 (Callable 02/15/2052)			25,000		22,439
5.80%, 06/15/2054 (Callable 12/15/2053)			51,000		51,373
6.45% to 09/01/2034 then 5 yr. CMT Rate + 2.59%, 09/01/2054 (Callable 06/01/2034)			45,000		47,419
E.ON SE, 0.63%, 11/07/2031 (Callable 08/07/2031)		EUR	45,000		45,874
Emera, Inc., 6.75% to 06/15/2026 then 3 mo. LIBOR US + 5.44%, 06/15/2076 (Callable 06/15/2026) (e)			230,000		230,863
Empresa Electrica Cochrane SpA, 5.50%, 05/14/2027			62,060		61,517
Entergy Louisiana LLC, 5.80%, 03/15/2055 (Callable 09/15/2054)			71,000		72,436
EUSHI Finance, Inc.
7.63% to 12/15/2029 then 5 yr. CMT Rate + 3.14%, 12/15/2054 (Callable 09/15/2029)			80,000		84,239
6.25% to 04/01/2031 then 5 yr. CMT Rate + 2.51%, 04/01/2056 (Callable 01/01/2031)			150,000		149,335
Eversource Energy, 2.90%, 03/01/2027 (Callable 02/01/2027)			61,000		59,871
Exelon Corp., 6.50% to 03/15/2035 then 5 yr. CMT Rate + 1.98%, 03/15/2055 (Callable 12/15/2034)			210,000		215,513
Georgia Power Co., 5.00%, 02/23/2027 (Callable 01/23/2027)			48,000		48,652
Interstate Power and Light Co., 5.60%, 10/01/2055 (Callable 04/01/2055)			18,000		17,609
JSW Hydro Energy Ltd., 4.13%, 05/18/2031 (Callable 05/18/2026)			284,000		268,380
Kentucky Utilities Co., 5.85%, 08/15/2055 (Callable 02/15/2055)			15,000		15,392
Mong Duong Finance Holdings BV, 5.13%, 05/07/2029 (Callable 10/31/2025)			169,400		167,283
National Fuel Gas Co., 5.95%, 03/15/2035 (Callable 12/15/2034)			15,000		15,597
National Rural Utilities Cooperative Finance Corp., 4.12%, 09/16/2027 (Callable 08/16/2027)			88,000		88,231
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027 (Callable 06/15/2027)			74,000		74,733
6.50% to 08/15/2035 then 5 yr. CMT Rate + 1.98%, 08/15/2055 (Callable 05/15/2035)			90,000		95,400
NiSource, Inc.
5.35%, 04/01/2034 (Callable 01/01/2034)			63,000		64,891
6.95% to 11/30/2029 then 5 yr. CMT Rate + 2.45%, 11/30/2054 (Callable 08/30/2029)			18,000		18,720
5.85%, 04/01/2055 (Callable 10/01/2054)			30,000		30,411
NRG Energy, Inc.
6.00%, 02/01/2033 (Callable 11/01/2027) (b)			15,000		15,206
6.00%, 01/15/2036 (Callable 10/15/2030) (b)			125,000		125,038
PSEG Power LLC, 5.20%, 05/15/2030 (Callable 04/15/2030) (b)			24,000		24,605
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027 (Callable 10/15/2027)			143,000		148,030
Sempra, 6.55% to 04/01/2035 then 5 yr. CMT Rate + 2.14%, 04/01/2055 (Callable 01/01/2035)			110,000		112,475
Southern Co., 6.38% to 03/15/2035 then 5 yr. CMT Rate + 2.07%, 03/15/2055 (Callable 12/15/2034) (a)			167,000		177,646
Southern Co. Gas Capital Corp., 4.05%, 09/15/2028 (Callable 08/15/2028)			12,000		11,988
Southern Power Co., 4.90%, 10/01/2035 (Callable 04/01/2035)			20,000		19,640
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031 (Callable 12/15/2030) (b)			68,000		69,771
Virginia Electric and Power Co., 5.55%, 08/15/2054 (Callable 02/15/2054)			25,000		24,840
WEC Energy Group, Inc., 2.20%, 12/15/2028 (Callable 10/15/2028)			54,000		50,893
					5,608,321
TOTAL CORPORATE BONDS (Cost $54,462,467)					54,532,442

COLLATERALIZED MORTGAGE OBLIGATIONS - 19.1%			Par		Value
American Tower Depositor Sub LLC, 5.49%, 03/15/2028 (Callable 03/15/2027) (b)			155,000		157,558
Angel Oak Mortgage Trust LLC, Series 2025-6, Class M1A, 6.33%, 04/25/2070 (Callable 05/25/2028) (b)(g)			800,000		807,103
Arbor Realty Trust, Inc., Series 2021-FL4, Class D, 7.16% (1 mo. Term SOFR + 3.01%), 11/15/2036, (3.01% Floor) (Callable 10/15/2025) (b)			275,000		275,079
AREIT Trust, Series 2025-CRE10, Class D, 6.93% (1 mo. Term SOFR + 2.79%), 01/17/2030, (2.79% Floor) (Callable 07/17/2027) (b)			100,000		99,000
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.81%, 01/25/2049 (Callable 10/25/2025) (b)(g)			26,709		26,080
Series 2019-2, Class A3, 3.80%, 04/25/2049 (Callable 10/25/2025) (b)(g)			55,142		54,089
ARZ Trust, Series 2024-BILT, Class C, 6.36%, 06/11/2039 (b)			250,000		255,684
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2017-BNK3, Class B, 3.88%, 02/15/2050 (Callable 02/15/2027) (g)			350,000		340,994
BANK-2017, Series 2017-BNK8, Class XE, 1.43%, 11/15/2050 (Callable 08/15/2027) (b)(g)(h)			7,050,000		174,067
BANK-2018, Series 2018-BN11, Class XA, 0.59%, 03/15/2061 (Callable 01/15/2028) (g)(h)			10,850,846		110,928
BANK-2019
Series 2019-BN18, Class B, 3.98%, 05/15/2062 (Callable 05/15/2029)			125,000		112,523
Series 2019-BN21, Class XA, 0.95%, 10/17/2052 (Callable 07/15/2029) (g)(h)			3,911,776		102,069
Bayview Asset Management LLC/Private Equity, Series 2022-2, Class AF, 5.00% (30 day avg SOFR US + 0.85%), 12/25/2051, (0.00% Floor), (5.00% Cap) (Callable 07/25/2043) (b)			386,351		359,140
BBCMS Trust
Series 2019-BWAY, Class E, 7.11% (1 mo. Term SOFR + 2.96%), 11/15/2034, (2.85% Floor) (b)			100,000		1,000
Series 2021-C11, Class XD, 1.63%, 09/15/2054 (b)(g)(h)			1,255,000		92,020
Series 2023-C19, Class B, 6.54%, 04/15/2056 (Callable 04/15/2033) (g)			100,000		103,118
Series 2024-5C29, Class C, 5.51%, 09/15/2057 (Callable 09/15/2029)			100,000		99,071
BCRR Trust, Series 2016-FRR3, Class E, 6.24% (30 day avg SOFR US + 18.46%), 05/26/2026, (18.35% Floor) (b)			797,720		792,444
Benchmark Mortgage Trust
Series 2018-B4, Class XD, 1.75%, 07/15/2051 (Callable 04/15/2028) (b)(g)(h)			7,000,000		278,039
Series 2019-B10, Class XB, 1.07%, 03/15/2062 (Callable 01/15/2029) (b)(g)(h)			2,820,000		79,618
Series 2020-B18, Class XA, 1.85%, 07/15/2053 (Callable 05/15/2030) (g)(h)			1,263,537		65,405
Series 2025-V16, Class AS, 5.86%, 08/15/2058 (Callable 08/15/2030) (g)			100,000		103,857
Series 2025-V17, Class A3, 5.07%, 09/15/2058 (Callable 09/15/2030)			250,000		255,485
Blackstone Mortgage Trust, Inc., Series 2021-FL4, Class A, 5.31% (1 mo. Term SOFR + 1.16%), 05/15/2038, (1.05% Floor) (Callable 08/15/2026) (b)			60,607		60,228
BLP Commercial Mortgage Trust, Series 2024-IND2, Class B, 5.84% (1 mo. Term SOFR + 1.69%), 03/15/2041, (1.69% Floor) (b)			332,090		332,297
BMO Mortgage Trust, Series 2024-5C6, Class C, 5.88%, 09/15/2057 (Callable 09/15/2029) (g)			60,000		60,080
BPR Trust, Series 2021-TY, Class D, 6.62% (1 mo. Term SOFR + 2.46%), 09/15/2038, (2.35% Floor) (b)			100,000		98,911
BSPRT 2017-FL1 Co.-Issuer LLC
Series 2023-FL10, Class A, 6.41% (1 mo. Term SOFR + 2.26%), 09/15/2035, (2.26% Floor) (Callable 10/15/2025) (b)			73,169		73,169
Series 2023-FL10, Class B, 7.42% (1 mo. Term SOFR + 3.27%), 09/15/2035, (3.27% Floor) (Callable 10/15/2025) (b)			100,000		100,000
Series 2024-FL11, Class B, 6.44% (1 mo. Term SOFR + 2.29%), 07/15/2039, (2.29% Floor) (Callable 09/15/2027) (b)			100,000		99,500
BX Trust
Series 2021-21M, Class A, 4.99% (1 mo. Term SOFR + 0.84%), 10/15/2036, (0.73% Floor) (b)			29,752		29,724
Series 2021-21M, Class E, 6.44% (1 mo. Term SOFR + 2.29%), 10/15/2036, (2.17% Floor) (b)			175,000		174,781
Series 2021-ARIA, Class C, 5.91% (1 mo. Term SOFR + 1.76%), 10/15/2036, (1.65% Floor) (b)			450,000		449,859
Series 2021-CIP, Class A, 5.19% (1 mo. Term SOFR + 1.04%), 12/15/2038, (0.92% Floor) (b)			96,761		96,753
Series 2021-LBA, Class EV, 6.27% (1 mo. Term SOFR + 2.11%), 02/15/2036, (2.00% Floor) (b)			197,702		197,208
Series 2021-RISE, Class A, 5.01% (1 mo. Term SOFR + 0.86%), 11/15/2036, (0.75% Floor) (b)			380,398		380,046
Series 2021-RISE, Class B, 5.51% (1 mo. Term SOFR + 1.36%), 11/15/2036, (1.25% Floor) (b)			84,533		84,427
Series 2021-SDMF, Class D, 5.65% (1 mo. Term SOFR + 1.50%), 09/15/2034, (1.39% Floor) (b)			324,792		323,371
Series 2021-VOLT, Class A, 4.96% (1 mo. Term SOFR + 0.81%), 09/15/2036, (0.70% Floor) (b)			111,415		111,251
Series 2021-XL2, Class A, 4.95% (1 mo. Term SOFR + 0.80%), 10/15/2038, (0.69% Floor) (b)			37,321		37,298
Series 2022-CLS, Class A, 5.76%, 10/13/2027 (b)			65,000		65,490
Series 2022-LBA6, Class C, 5.75% (1 mo. Term SOFR + 1.60%), 01/15/2039, (1.60% Floor) (b)			350,000		349,781
Series 2023-XL3, Class A, 5.91% (1 mo. Term SOFR + 1.76%), 12/09/2040, (1.76% Floor) (b)			322,204		322,607
Series 2024-BIO, Class D, 7.79% (1 mo. Term SOFR + 3.64%), 02/15/2041 (b)			100,000		98,687
Series 2024-XL5, Class A, 5.54% (1 mo. Term SOFR + 1.39%), 03/15/2041, (1.39% Floor) (b)			109,199		109,267
Century Plaza Towers, Series 2019-CPT, Class E, 3.10%, 11/13/2039 (Callable 11/13/2029) (b)(g)			130,000		106,980
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.69%, 05/10/2058 (Callable 11/10/2026) (g)(h)			414,170		1,469
Chase Mortgage Finance Corp., Series 2024-6, Class A9A, 6.00%, 05/25/2055 (Callable 05/25/2031) (b)(g)			313,787		316,459
CIM Trust
Series 2018-INV1, Class A10, 4.00%, 08/25/2048 (Callable 01/25/2030) (b)(g)			158,967		150,148
Series 2019-INV2, Class A3, 4.00%, 05/25/2049 (Callable 12/25/2026) (b)(g)			11,285		10,582
Series 2019-J1, Class B2, 3.92%, 08/25/2049 (Callable 10/25/2025) (b)(g)			149,774		139,637
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class XA, 1.98%, 05/10/2049 (Callable 06/10/2026) (g)(h)			661,611		2,498
Series 2017-P8, Class XA, 1.00%, 09/15/2050 (Callable 07/15/2027) (g)(h)			934,440		10,923
Series 2019-C7, Class XA, 0.94%, 12/15/2072 (Callable 10/15/2029) (g)(h)			3,585,618		107,058
Series 2023-SMRT, Class A, 6.01%, 10/12/2040 (b)(g)			100,000		103,147
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2017-CD4, Class XA, 1.37%, 05/10/2050 (Callable 05/10/2027) (g)(h)			1,300,865		14,825
COLT Funding LLC, Series 2022-5, Class A1, 4.55%, 04/25/2067 (Callable 10/25/2025) (b)(g)			69,138		70,216
Commercial Mortgage Pass Through Certificates, Series 2013-CR12, Class XA, 0.66%, 10/10/2046 (Callable 10/10/2025) (g)(h)			224,258		3
Computershare Corporate Trust
Series 2018-C45, Class XA, 0.92%, 06/15/2051 (Callable 04/15/2028) (g)(h)			4,594,931		79,281
Series 2021-C59, Class E, 2.50%, 04/15/2054 (Callable 04/15/2031) (b)			400,000		249,228
Countrywide Alternative Loan Trust
Series 2007-16CB, Class 5A4, 6.25%, 08/25/2037 (Callable 10/25/2025)			449,525		206,114
Series 2007-OA4, Class A1, 4.61% (1 mo. Term SOFR + 0.45%), 05/25/2047, (0.34% Floor) (Callable 10/25/2025)			201,542		185,848
Credit Suisse Mortgage Capital Certificates, Series 2019-NQM1, Class A1, 3.66%, 10/25/2059 (Callable 10/25/2025) (b)(f)			4,906		4,867
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class XA, 2.01%, 01/15/2049 (Callable 02/15/2026) (g)(h)			509,608		645
Series 2017-CX10, Class XA, 0.98%, 11/15/2050 (Callable 09/15/2027) (g)(h)			4,001,685		44,774
Series 2018-CX12, Class XA, 0.70%, 08/15/2051 (Callable 06/15/2028) (g)(h)			3,968,771		51,583
ELM Trust, Series 2024-ELM, Class C15, 6.40%, 06/10/2039 (b)(g)			300,000		302,615
Fannie Mae Connecticut Avenue Securities
Series 2021-R02, Class 2B2, 10.56% (30 day avg SOFR US + 6.20%), 11/25/2041, (0.00% Floor) (Callable 11/25/2026) (b)			55,000		57,221
Series 2022-R01, Class 1M1, 5.36% (30 day avg SOFR US + 1.00%), 12/25/2041, (0.00% Floor) (Callable 12/25/2026) (b)			14,193		14,200
Series 2022-R03, Class 1M1, 6.46% (30 day avg SOFR US + 2.10%), 03/25/2042, (0.00% Floor) (Callable 03/25/2027) (b)			11,429		11,599
Series 2022-R04, Class 1M1, 6.36% (30 day avg SOFR US + 2.00%), 03/25/2042, (0.00% Floor) (Callable 03/25/2027) (b)			23,687		24,039
Series 2022-R05, Class 2M2, 7.36% (30 day avg SOFR US + 3.00%), 04/25/2042, (0.00% Floor) (Callable 04/25/2027) (b)			210,000		215,537
Series 2022-R06, Class 1M1, 7.11% (30 day avg SOFR US + 2.75%), 05/25/2042, (0.00% Floor) (Callable 05/25/2027) (b)			47,487		48,596
Series 2022-R08, Class 1M2, 7.96% (30 day avg SOFR US + 3.60%), 07/25/2042, (0.00% Floor) (Callable 07/25/2027) (b)			300,000		312,168
Series 2022-R09, Class 2M1, 6.86% (30 day avg SOFR US + 2.50%), 09/25/2042, (0.00% Floor) (Callable 09/25/2027) (b)			47,632		48,332
Series 2023-R01, Class 1M1, 6.76% (30 day avg SOFR US + 2.40%), 12/25/2042, (0.00% Floor) (Callable 12/25/2027) (b)			36,953		37,771
Series 2023-R03, Class 2M2, 8.26% (30 day avg SOFR US + 3.90%), 04/25/2043, (0.00% Floor) (Callable 04/25/2028) (b)			65,000		68,579
Series 2023-R06, Class 1M2, 7.06% (30 day avg SOFR US + 2.70%), 07/25/2043, (0.00% Floor) (Callable 07/25/2028) (b)			85,000		87,814
Series 2024-R02, Class 1M1, 5.46% (30 day avg SOFR US + 1.10%), 02/25/2044, (0.00% Floor) (Callable 02/25/2029) (b)			98,094		98,127
Series 2024-R03, Class 2M2, 6.31% (30 day avg SOFR US + 1.95%), 03/25/2044, (0.00% Floor) (Callable 03/25/2029) (b)			300,000		302,423
Series 2025-R02, Class 1M2, 5.96% (30 day avg SOFR US + 1.60%), 02/25/2045, (0.00% Floor) (Callable 02/25/2030) (b)			140,000		140,302
Series 2025-R04, Class 1M1, 5.56% (30 day avg SOFR US + 1.20%), 05/25/2045, (0.00% Floor) (Callable 05/25/2030) (b)			107,014		107,216
Federal Home Loan Mortgage Corp.
Series 2980, Class SC, 2.21% (-1 x 30 day avg SOFR US + 6.59%), 05/15/2035, (0.00% Floor), (6.70% Cap) (h)(i)			133,034		10,816
Series 2989, Class SG, 2.54% (-7 x 30 day avg SOFR US + 33.15%), 08/15/2034, (0.00% Floor), (33.95% Cap) (i)			138,815		162,895
Series 3311, Class IA, 1.92% (-1 x 30 day avg SOFR US + 6.30%), 05/15/2037, (0.00% Floor), (6.41% Cap) (h)(i)			792,711		72,679
Series 3359, Class SC, 1.23% (-1 x 30 day avg SOFR US + 5.61%), 08/15/2037, (0.00% Floor), (5.72% Cap) (h)(i)			268,903		19,701
Series 389, Class C1, 1.50%, 05/15/2037 (h)			4,074,617		216,294
Series 3966, Class SA, 1.41% (-1 x 30 day avg SOFR US + 5.79%), 12/15/2041, (0.00% Floor), (5.90% Cap) (h)(i)			395,997		35,477
Series 4077, Class TS, 1.51% (-1 x 30 day avg SOFR US + 5.89%), 05/15/2041, (0.00% Floor), (6.00% Cap) (h)(i)			228,384		22,016
Series 4089, Class SH, 1.51% (-1 x 30 day avg SOFR US + 5.89%), 08/15/2042, (0.00% Floor), (6.00% Cap) (h)(i)			310,771		32,901
Series 4249, Class CS, 1.30% (-1 x 30 day avg SOFR US + 4.56%), 09/15/2043, (0.00% Floor), (4.65% Cap) (i)			531,152		404,367
Series 4993, Class KS, 1.58% (-1 x 30 day avg SOFR US + 5.94%), 07/25/2050, (0.00% Floor), (6.05% Cap) (h)(i)			2,179,726		329,841
Series K109, Class X1, 1.69%, 04/25/2030 (Callable 04/25/2030) (g)(h)			651,980		37,748
Series K117, Class X1, 1.32%, 08/25/2030 (Callable 07/25/2030) (g)(h)			1,257,063		60,731
Series K-1515, Class X1, 1.63%, 02/25/2035 (Callable 11/25/2034) (g)(h)			788,498		78,078
Series K-1518, Class X1, 0.95%, 10/25/2035 (Callable 07/25/2035) (g)(h)			1,455,985		86,867
Series K-1521, Class X1, 1.09%, 08/25/2036 (Callable 06/25/2036) (g)(h)			809,101		59,697
Series KL06, Class XFX, 1.46%, 12/25/2029 (Callable 09/25/2029) (g)(h)			942,707		37,409
Federal National Mortgage Association
Series 2007-50, Class SX, 1.98% (-1 x 30 day avg SOFR US + 6.34%), 06/25/2037, (0.00% Floor), (6.45% Cap) (h)(i)			1,368,753		134,097
Series 2008-22, Class SB, 1.69% (-1 x 30 day avg SOFR US + 6.05%), 04/25/2048, (0.00% Floor), (6.16% Cap) (h)(i)			1,165,645		140,820
Series 2009-52, Class PI, 5.00%, 07/25/2039 (h)			50,193		6,933
Series 2009-78, Class XS, 2.27% (-1 x 30 day avg SOFR US + 6.63%), 10/25/2039, (0.00% Floor), (6.74% Cap) (h)(i)			1,689,665		179,180
Series 2009-86, Class IP, 5.50%, 10/25/2039 (h)			48,609		9,249
Series 2010-19, Class SM, 1.78% (-1 x 30 day avg SOFR US + 6.14%), 03/25/2040, (0.00% Floor), (6.25% Cap) (h)(i)			2,928,351		271,657
Series 2011-124, Class NS, 2.03% (-1 x 30 day avg SOFR US + 6.39%), 12/25/2041, (0.00% Floor), (6.50% Cap) (h)(i)			262,167		34,455
Series 2012-20, Class SA, 1.98% (-1 x 30 day avg SOFR US + 6.34%), 03/25/2042, (0.00% Floor), (6.45% Cap) (h)(i)			265,002		29,854
Series 2012-76, Class SC, 1.53% (-1 x 30 day avg SOFR US + 5.89%), 07/25/2042, (0.00% Floor), (6.00% Cap) (h)(i)			127,035		14,549
Series 2014-28, Class SD, 1.58% (-1 x 30 day avg SOFR US + 5.94%), 05/25/2044, (0.00% Floor), (6.05% Cap) (h)(i)			572,129		59,269
Series 2017-53, Class IE, 4.00%, 07/25/2047 (h)			124,662		26,028
Series 2019-33, Class PS, 1.58% (-1 x 30 day avg SOFR US + 5.94%), 07/25/2049, (0.00% Floor), (6.05% Cap) (h)(i)			3,396,310		410,404
Series 2019-83, Class QS, 1.48% (-1 x 30 day avg SOFR US + 5.84%), 01/25/2050, (0.00% Floor), (5.95% Cap) (h)(i)			3,872,404		538,116
Series 2020-53, Class DI, 3.00%, 08/25/2060 (h)			2,421,747		388,816
Series 2020-79, Class IT, 4.00%, 11/25/2050 (h)			4,783,444		953,233
Series 2020-99, Class IC, 3.50%, 04/25/2050 (h)			3,506,941		640,578
Series 2021-18, Class IG, 3.00%, 06/25/2050 (h)			4,476,470		634,806
Series 2021-60, Class DI, 2.50%, 09/25/2051 (h)			2,177,866		255,535
Series 2025-18, Class FH, 5.76% (30 day avg SOFR US + 1.40%), 08/25/2054, (1.40% Floor), (6.50% Cap)			634,487		636,680
Series 419, Class C4, 3.50%, 04/25/2044 (h)			1,730,285		272,989
First Republic Mortgage Loan Trust, Series 2020-1, Class B1, 2.88%, 04/25/2050 (b)(g)			680,126		641,942
Flagstar Mortgage Trust, Series 2018-6RR, Class B1, 4.91%, 10/25/2048 (Callable 11/25/2034) (b)(g)			399,384		388,447
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, 6.01% (30 day avg SOFR US + 1.65%), 01/25/2034, (0.00% Floor) (Callable 01/25/2034) (b)			112,647		113,269
Series 2021-HQA4, Class B1, 8.11% (30 day avg SOFR US + 3.75%), 12/25/2041, (0.00% Floor) (Callable 12/25/2026) (b)			700,000		719,252
Series 2021-HQA4, Class M2, 6.71% (30 day avg SOFR US + 2.35%), 12/25/2041, (0.00% Floor) (Callable 12/25/2026) (b)			400,000		404,996
Series 2022-DNA3, Class M1A, 6.36% (30 day avg SOFR US + 2.00%), 04/25/2042, (0.00% Floor) (Callable 04/25/2027) (b)			41,001		41,462
Series 2022-DNA4, Class M1A, 6.56% (30 day avg SOFR US + 2.20%), 05/25/2042, (0.00% Floor) (Callable 05/25/2027) (b)			73,954		74,896
Series 2022-DNA4, Class M1B, 7.71% (30 day avg SOFR US + 3.35%), 05/25/2042, (0.00% Floor) (Callable 05/25/2027) (b)			110,000		114,237
Series 2022-DNA6, Class M1A, 6.51% (30 day avg SOFR US + 2.15%), 09/25/2042, (0.00% Floor) (Callable 09/25/2027) (b)			47,779		48,073
Series 2022-DNA7, Class M1A, 6.86% (30 day avg SOFR US + 2.50%), 03/25/2052, (0.00% Floor) (Callable 09/25/2027) (b)			44,001		44,498
Series 2022-HQA1, Class M1B, 7.86% (30 day avg SOFR US + 3.50%), 03/25/2042, (0.00% Floor) (Callable 03/25/2027) (b)			85,000		87,966
Series 2022-HQA3, Class M1B, 7.91% (30 day avg SOFR US + 3.55%), 08/25/2042, (0.00% Floor) (Callable 08/25/2027) (b)			105,000		109,778
Series 2024-HQA1, Class M2, 6.36% (30 day avg SOFR US + 2.00%), 03/25/2044, (0.00% Floor) (Callable 03/25/2029) (b)			185,000		186,600
Series 2025-HQA1, Class M1, 5.51% (30 day avg SOFR US + 1.15%), 02/25/2045, (0.00% Floor) (Callable 02/25/2030) (b)			126,820		126,963
Series 2025-HQA1, Class M2, 6.01% (30 day avg SOFR US + 1.65%), 02/25/2045, (0.00% Floor) (Callable 02/25/2030) (b)			120,000		120,453
FREMF Mortgage Trust, Series 2019-KF71, Class C, 10.47% (30 day avg SOFR US + 6.11%), 10/25/2029, (6.00% Floor) (Callable 10/25/2029) (b)			127,375		124,066
GCAT, Series 2022-NQM4, Class A1, 5.27%, 08/25/2067 (Callable 10/25/2025) (b)(f)			72,820		72,790
Government National Mortgage Association
Series 2010-133, Class SD, 1.81% (-1 x 1 mo. Term SOFR + 5.96%), 10/16/2040, (0.00% Floor), (6.07% Cap) (h)(i)			1,155,346		53,712
Series 2014-102, Class SY, 1.40% (-1 x 1 mo. Term SOFR + 5.54%), 02/20/2044, (0.00% Floor), (5.65% Cap) (h)(i)			1,164,137		72,134
Series 2018-83, Class HI, 5.00%, 01/20/2048 (h)			550,017		97,378
Series 2021-66, Class IA, 3.00%, 12/20/2050 (h)			2,274,465		310,790
Series 2022-19, Class CI, 3.00%, 01/20/2052 (h)			2,262,382		309,665
Series 2025-25, Class FG, 5.64% (30 day avg SOFR US + 1.25%), 02/20/2055, (1.25% Floor), (6.50% Cap)			1,461,003		1,462,806
Great Wolf Trust, Series 2024-WOLF, Class A, 5.69% (1 mo. Term SOFR + 1.54%), 03/15/2039, (1.54% Floor) (b)			350,000		351,062
Greystone Commercial Real Estate Notes, Series 2021-FL3, Class D, 6.46% (1 mo. Term SOFR + 2.31%), 07/15/2039, (2.20% Floor) (Callable 10/15/2025) (b)			100,000		99,864
GS Mortgage Securities Corp. II
Series 2013-GC13, Class B, 4.00%, 07/10/2046 (Callable 05/10/2027) (b)(g)			100,000		97,085
Series 2018-RIVR, Class C, 5.70% (1 mo. Term SOFR + 1.55%), 07/15/2035, (1.50% Floor) (b)			122,000		5,417
Series 2019-GC42, Class XA, 0.93%, 09/10/2052 (Callable 09/10/2029) (g)(h)			2,135,228		54,739
Series 2020-GC47, Class XA, 1.24%, 05/12/2053 (Callable 02/12/2030) (g)(h)			1,455,071		57,686
Series 2020-GSA2, Class XA, 1.77%, 12/12/2053 (Callable 10/10/2030) (b)(g)(h)			1,134,717		73,183
Series 2024-FAIR, Class A, 6.07%, 07/15/2029 (b)(g)			400,000		411,829
GS Mortgage-Backed Securities Trust
Series 2020-PJ6, Class A4, 2.50%, 05/25/2051 (Callable 03/25/2040) (b)(g)			287,222		233,941
Series 2022-PJ1, Class A4, 2.50%, 05/28/2052 (Callable 02/25/2049) (b)(g)			240,465		198,046
Series 2024-PJ4, Class B2, 6.06%, 08/25/2054 (Callable 10/25/2032) (b)(g)			97,278		97,144
GSAA Trust
Series 2006-4, Class 4A3, 4.11%, 03/25/2036 (Callable 10/25/2025) (g)			358,421		211,390
Series 2007-7, Class A4, 4.81% (1 mo. Term SOFR + 0.65%), 07/25/2037, (0.54% Floor) (Callable 10/25/2025)			43,615		42,916
GSCG Trust, Series 2019-600C, Class E, 4.12%, 09/06/2034 (b)(g)			183,000		7,340
HIG RCP LLC, Series 2023-FL1, Class B, 7.76% (1 mo. Term SOFR + 3.61%), 09/19/2038, (3.61% Floor) (Callable 04/19/2026) (b)			84,681		84,698
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.07%, 05/10/2039 (b)(g)			500,000		508,025
Hundred Acre Wood Trust, Series 2021-INV1, Class A27, 2.50%, 07/25/2051 (Callable 05/25/2041) (b)(g)			275,272		226,540
JP Morgan Mortgage Trust
Series 2018-8, Class B1, 4.03%, 01/25/2049 (Callable 10/25/2025) (b)(g)			412,920		380,712
Series 2019-8, Class A15, 3.50%, 03/25/2050 (Callable 06/25/2029) (b)(g)			6,730		6,024
Series 2019-8, Class B2A, 3.14%, 03/25/2050 (Callable 06/25/2029) (b)(g)			171,229		149,693
Series 2020-4, Class A5, 3.00%, 11/25/2050 (Callable 11/25/2037) (b)(g)			153,679		132,803
Series 2022-5, Class A9, 2.80%, 09/25/2052 (Callable 06/25/2045) (b)(g)			412,470		345,250
Series 2025-CCM1, Class A2, 5.50%, 06/25/2055 (Callable 06/25/2040) (b)(g)			183,675		184,808
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class XA, 1.62%, 06/15/2049 (Callable 03/15/2026) (g)(h)			843,875		4,399
Life Mortgage Trust US
Series 2022-BMR2, Class A1, 5.45% (1 mo. Term SOFR + 1.30%), 05/15/2039, (1.30% Floor) (Callable 05/15/2026) (b)			170,000		165,324
Series 2022-BMR2, Class B, 5.94% (1 mo. Term SOFR + 1.79%), 05/15/2039, (1.79% Floor) (Callable 05/15/2026) (b)			250,000		230,623
LoanCore
Series 2021-CRE6, Class D, 7.11% (1 mo. Term SOFR + 2.96%), 11/15/2038, (2.85% Floor) (Callable 10/15/2025) (b)			100,000		99,000
Series 2022-CRE7, Class C, 6.88% (30 day avg SOFR US + 2.50%), 01/17/2037, (2.50% Floor) (Callable 10/17/2025) (b)			100,000		99,970
Series 2025-CRE8, Class D, 6.88% (1 mo. Term SOFR + 2.74%), 08/17/2042, (2.74% Floor) (Callable 08/17/2027) (b)			100,000		99,261
LSTAR Commercial Mortgage Trust
Series 2016-4, Class C, 4.78%, 03/10/2049 (Callable 09/10/2030) (b)(g)			274,000		261,141
Series 2016-4, Class XA, 1.61%, 03/10/2049 (Callable 09/10/2030) (b)(g)(h)			331,770		506
Series 2017-5, Class X, 1.00%, 03/10/2050 (Callable 09/10/2030) (b)(g)(h)			1,734,013		11,076
MF1 Multifamily Housing Mortgage Loan Trust
Series 2024-FL15, Class B, 6.63% (1 mo. Term SOFR + 2.49%), 08/18/2041, (2.49% Floor) (Callable 07/18/2026) (b)			100,000		100,156
Series 2024-FL16, Class D, 7.73% (1 mo. Term SOFR + 3.59%), 11/18/2039, (3.59% Floor) (Callable 10/18/2026) (b)			100,000		99,000
Series 2025-FL17, Class D, 6.88% (1 mo. Term SOFR + 2.74%), 02/18/2040, (2.74% Floor) (Callable 07/18/2026) (b)			100,000		99,500
MFRA Trust, Series 2020-NQM3, Class A3, 1.63%, 01/26/2065 (Callable 10/25/2025) (b)(g)			54,503		52,274
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 6.87% (1 mo. Term SOFR + 2.72%), 04/15/2038, (2.60% Floor) (b)			240,000		240,198
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-CKSV, Class A2, 3.28%, 10/15/2030 (Callable 10/15/2025) (b)			81,324		77,837
Series 2013-C9, Class B, 3.71%, 05/15/2046 (Callable 06/15/2028) (g)			87,449		83,799
Series 2014-C17, Class E, 3.50%, 08/15/2047 (Callable 07/15/2026) (b)			93,922		92,517
Morgan Stanley Capital I, Inc.
Series 2016-UB12, Class XA, 0.76%, 12/15/2049 (Callable 11/15/2026) (g)(h)			2,404,047		9,629
Series 2019-NUGS, Class E, 6.51% (1 mo. Term SOFR + 2.36%), 12/15/2036, (3.74% Floor) (b)			147,000		2,942
Series 2019-NUGS, Class F, 7.11% (1 mo. Term SOFR + 2.96%), 12/15/2036, (4.34% Floor) (b)			125,000		939
Series 2019-PLND, Class E, 6.42% (1 mo. Term SOFR + 2.26%), 05/15/2036, (2.15% Floor) (Callable 10/15/2025) (b)			189,000		15,782
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, 5.75%, 07/15/2039 (b)(g)			350,000		357,723
PFP III Ltd., Series 2024-11, Class B, 6.71% (1 mo. Term SOFR + 2.49%), 09/17/2039, (2.49% Floor) (Callable 09/17/2027) (b)			99,553		99,491
PR Mortgage Loan Trust, Series 2014-1, Class APT, 5.83%, 10/25/2049 (Callable 04/25/2030) (b)(g)			814,620		786,298
Provident Funding Mortgage Trust, Series 2021-J1, Class A10, 2.00%, 10/25/2051 (Callable 08/25/2044) (b)(g)			200,000		124,991
Rate Mortgage Trust, Series 2021-HB1, Class A31, 2.50%, 12/25/2051 (Callable 04/25/2042) (b)(g)			403,935		332,426
RCKT Mortgage Trust, Series 2021-1, Class B3, 2.71%, 03/25/2051 (Callable 02/25/2045) (b)(g)			435,034		368,304
ROCK Trust 2024-CNTR, Series 2024-CNTR, Class D, 7.11%, 11/13/2041 (b)			300,000		312,119
SCOTT Trust 2023-SFS, Series 2023-SFS, Class AS, 6.20%, 03/10/2040 (b)			100,000		101,599
Sequoia Mortgage Trust
Series 2021-3, Class B3, 2.65%, 05/25/2051 (Callable 03/25/2040) (b)(g)			443,116		364,092
Series 2024-9, Class A20, 5.50%, 10/25/2054 (Callable 11/25/2045) (b)(g)			131,852		131,965
Series 2025-2, Class A19, 6.00%, 03/25/2055 (Callable 01/25/2033) (b)(g)			173,451		174,928
SG Commercial Mortgage Securities LLC, Series 2016-C5, Class XA, 1.98%, 10/10/2048 (Callable 07/10/2026) (g)(h)			802,961		5,862
SMRT 2022-MINI, Series 2022-MINI, Class B, 5.50% (1 mo. Term SOFR + 1.35%), 01/15/2039, (1.35% Floor) (b)			250,000		249,062
STRU SNEX-8901 NIKK, Series SNEX-8901, Class NIKK, 5.07%, 09/18/2055 (c)(g)			300,000		298,254
TPG Real Estate Finance Issuer Ltd., Series 2022-FL5, Class AS, 6.29% (1 mo. Term SOFR + 2.15%), 02/15/2039, (2.15% Floor) (Callable 10/15/2025) (b)			100,000		99,997
UBS Commercial Mortgage Trust
Series 2017-C3, Class C, 4.50%, 08/15/2050 (Callable 08/15/2027) (g)			100,000		95,321
Series 2018-C13, Class C, 5.14%, 10/15/2051 (Callable 10/15/2028) (g)			100,000		92,126
Series 2018-C9, Class XA, 1.07%, 03/15/2051 (Callable 03/15/2028) (g)(h)			2,142,754		36,502
UBS-Barclays Commercial Mortgage Trust, Series 2019-C3, Class XA, 1.47%, 05/15/2052 (Callable 03/15/2029) (g)(h)			1,368,910		50,589
Verus Securitization Trust, Series 2022-8, Class A3, 6.13%, 09/25/2067 (Callable 10/25/2025) (b)(f)			73,459		73,825
WaMu Mortgage Pass Through Certificates, Series 2007-HY3, Class 1A1, 3.83%, 03/25/2037 (Callable 10/25/2025) (g)			306,381		246,598
Wells Fargo Commercial Mortgage Trust 2024-1CHI, Series 2024-5C2, Class C, 6.53%, 11/15/2057 (Callable 11/15/2029) (g)			100,000		102,658
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $39,754,662)					35,473,666

MORTGAGE-BACKED SECURITIES - 7.3%			Par		Value
BANK-2020, Series 2020-BN30, Class XA, 1.37%, 12/15/2053 (g)(h)			1,223,166		60,019
BANK5 Trust, Series 2025-5YR17, Class XA, 1.40%, 11/15/2058 (Callable 10/15/2030) (g)(h)			1,707,000		87,073
BBCMS Trust, Series 2025-5C37, Class XA, 1.66%, 09/15/2058 (Callable 11/15/2031) (g)(h)			970,000		67,892
Benchmark Mortgage Trust
Series 2021-B25, Class XA, 1.19%, 04/15/2054 (Callable 02/15/2031) (g)(h)			2,190,653		90,542
Series 2023-V2, Class XA, 1.22%, 05/15/2055 (Callable 03/15/2028) (g)(h)			1,795,205		37,968
BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class A, 6.07% (1 mo. Term SOFR + 1.92%), 08/15/2041, (1.92% Floor) (b)			100,000		100,438
BX Trust
Series 2021-ACNT, Class C, 5.76% (1 mo. Term SOFR + 1.61%), 11/15/2038, (1.50% Floor) (b)			78,016		77,919
Series 2021-LBA, Class DJV, 5.87% (1 mo. Term SOFR + 1.71%), 02/15/2036, (1.60% Floor) (b)			100,000		99,750
Series 2022-LBA6, Class E, 6.85% (1 mo. Term SOFR + 2.70%), 01/15/2039, (2.70% Floor) (b)			100,000		99,875
Series 2024-CNYN, Class C, 6.09% (1 mo. Term SOFR + 1.94%), 04/15/2041, (1.94% Floor) (b)			230,677		230,965
Series 2024-KING, Class B, 5.89% (1 mo. Term SOFR + 1.74%), 05/15/2034, (1.74% Floor) (b)			378,023		378,259
Series 2025-VLT6, Class C, 6.34% (1 mo. Term SOFR + 2.19%), 03/15/2042, (2.19% Floor) (b)			300,000		299,625
BX Trust 2024-VLT4, Series 2024-AIRC, Class C, 6.74% (1 mo. Term SOFR + 2.59%), 08/15/2039, (2.59% Floor) (b)			93,620		93,941
DBGS Mortgage Trust, Series 2021-W52, Class A, 5.66% (1 mo. Term SOFR + 1.51%), 10/15/2036, (1.40% Floor) (b)			100,000		99,189
ELP Commercial Mortgage Trust, Series 2021-ELP, Class E, 6.38% (1 mo. Term SOFR + 2.23%), 11/15/2038, (2.12% Floor) (b)			99,174		99,112
Federal Home Loan Mortgage Corp.
Pool QX2709, 6.00%, 01/01/2055			262,879		269,030
Pool RJ2751, 6.00%, 11/01/2054			150,782		154,743
Pool RJ3275, 5.50%, 02/01/2055			192,592		196,196
Pool RJ3503, 6.00%, 02/01/2055			184,808		191,396
Pool SD6621, 6.00%, 10/01/2054			113,317		117,498
Pool SD8342, 5.50%, 07/01/2053			1,650,807		1,670,865
Pool SL1712, 6.00%, 12/01/2054			1,121,133		1,154,020
Series 2021-P011, Class X1, 1.75%, 09/25/2045 (g)(h)			506,581		53,740
Series K122, Class X1, 0.96%, 11/25/2030 (Callable 09/25/2030) (g)(h)			1,820,527		65,819
Series KG04, Class X1, 0.93%, 11/25/2030 (Callable 08/25/2030) (g)(h)			1,877,876		64,912
Federal National Mortgage Association
Pool CB7984, 5.50%, 02/01/2054			156,615		158,420
Pool CB8140, 5.50%, 03/01/2054			238,409		242,721
Pool CB8331, 5.50%, 04/01/2054			432,941		437,931
Pool CB9324, 5.50%, 10/01/2054			307,833		313,305
Pool CB9326, 5.50%, 10/01/2054			167,305		169,861
Pool CB9484, 5.50%, 11/01/2054			169,272		172,439
Pool CB9672, 5.50%, 12/01/2054			298,862		306,136
Pool CB9734, 5.50%, 01/01/2055			190,307		192,381
Pool CB9793, 5.50%, 01/01/2055			196,933		201,233
Pool CB9794, 5.50%, 01/01/2055			175,972		179,540
Pool CB9812, 6.00%, 01/01/2055			160,193		165,903
Pool FS7738, 6.00%, 03/01/2054			2,746,810		2,859,529
Pool MA5039, 5.50%, 06/01/2053			3,592		3,636
Ginnie Mae II Pool
Pool MA8200, 4.00%, 08/20/2052			75,017		71,327
Pool MA8201, 4.50%, 08/20/2052			34,771		33,972
Pool MA8346, 4.00%, 10/20/2052			88,564		84,153
Pool MA8426, 4.00%, 11/20/2052			89,373		84,951
Pool MA8489, 4.50%, 12/20/2052			97,330		95,093
Government National Mortgage Association
Series 2022-192, Class IO, 0.67%, 09/16/2064 (Callable 10/16/2048) (g)(h)			3,437,924		194,527
Series 2024-15, Class BI, 0.72%, 10/16/2065 (Callable 01/16/2049) (g)(h)			3,424,104		187,523
Series 2024-35, Class IB, 0.80%, 07/16/2065 (Callable 01/16/2049) (g)(h)			3,134,761		188,165
Series 2024-82, Class AI, 0.74%, 10/16/2065 (Callable 02/16/2049) (g)(h)			1,982,533		127,152
Great Wolf Trust, Series 2024-WLF2, Class A, 5.84% (1 mo. Term SOFR + 1.69%), 05/15/2041 (b)			250,000		250,469
GS Mortgage Securities Corp. II, Series 2021-DM, Class D, 6.55% (1 mo. Term SOFR + 2.40%), 11/15/2036, (2.29% Floor) (b)			100,000		99,375
INTOWN Mortgage Trust, Series 2025-STAY, Class B, 5.90% (1 mo. Term SOFR + 1.75%), 03/15/2042, (1.75% Floor) (b)			115,000		114,784
KREST Commercial Mortgage Securities Trust, Series 2025-AIP4, Class C, 6.00% (1 mo. Term SOFR + 1.85%), 03/15/2042, (1.85% Floor) (b)			300,000		299,062
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, 5.69% (1 mo. Term SOFR + 1.54%), 12/15/2039, (1.54% Floor) (b)			274,996		274,910
NYC Commercial Mortgage Trust, Series 2025-3BP, Class A, 5.36% (1 mo. Term SOFR + 1.21%), 02/15/2042, (1.21% Floor) (b)			100,000		99,406
TOTAL MORTGAGE-BACKED SECURITIES (Cost $13,514,873)					13,468,690

U.S. TREASURY SECURITIES - 7.1%			Par		Value
United States Treasury Inflation Indexed Bonds
0.38%, 07/15/2027			184,887		183,601
1.63%, 10/15/2027			239,919		243,705
0.50%, 01/15/2028			183,352		181,161
United States Treasury Note/Bond
3.50%, 09/30/2027			102,500		102,288
3.63%, 09/30/2030			537,600		534,828
0.88%, 11/15/2030			3,000,000		2,600,859
2.88%, 05/15/2032			25,000		23,503
2.75%, 08/15/2032			595,000		553,118
3.88%, 09/30/2032			771,100		768,570
3.50%, 02/15/2033			625,000		606,787
4.25%, 08/15/2035			2,242,800		2,261,110
1.38%, 11/15/2040			5,400,000		3,519,914
2.38%, 02/15/2042			140,000		103,666
2.75%, 11/15/2042			90,000		69,637
3.00%, 02/15/2049			1,155,000		864,626
2.00%, 02/15/2050			368,000		219,981
3.63%, 02/15/2053			150,000		123,979
4.75%, 05/15/2055			250,700		251,483
TOTAL U.S. TREASURY SECURITIES (Cost $13,468,502)					13,212,816

ASSET-BACKED SECURITIES - 6.7%			Par		Value
ACE Securities Corp., Series 2007-D1, Class A4, 6.93%, 02/25/2038 (Callable 03/25/2036) (b)(f)			177,536		157,945
ACREC Trust, Series 2021-FL1, Class C, 6.40% (1 mo. Term SOFR + 2.26%), 10/16/2036, (2.15% Floor) (Callable 10/16/2025) (b)			375,000		375,327
Affirm, Inc., Series 2025-1A, Class D, 5.62%, 02/15/2033 (Callable 02/15/2027) (b)			250,000		251,894
Air Canada, 3.70%, 01/15/2026 (b)			314,815		313,239
AMSR Trust, Series 2021-SFR3, Class H, 4.90%, 10/17/2038 (b)			550,000		542,470
Apollo Aviation Securitization Equity Trust, Series 2024-2A, Class B, 6.61%, 09/16/2049 (b)			232,499		236,727
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/2046 (Callable 01/17/2028) (b)			34,798		32,255
AutoNation Finance Trust
Series 2025-1A, Class C, 5.19%, 12/10/2030 (Callable 10/10/2028) (b)			45,000		45,781
Series 2025-1A, Class D, 5.63%, 09/10/2032 (Callable 10/10/2028) (b)			25,000		25,435
Blackbird Capital Aircraft, Series 2021-1A, Class A, 2.44%, 07/15/2046 (Callable 07/15/2028) (b)			161,849		152,900
Blue Stream Communications LLC, Series 2024-1A, Class B, 6.04%, 11/20/2054 (Callable 05/20/2028) (b)			250,000		253,028
Citigroup Mortgage Loan Trust, Inc., Series 2015-RP2, Class B4, 4.25%, 01/25/2053 (Callable 06/25/2030) (b)			346,515		341,681
Compass Datacenters LLC, Series 2024-1A, Class B, 7.00%, 02/25/2049 (Callable 02/25/2027) (b)			250,000		256,732
DataBank Issuer, Series 2023-1A, Class A2, 5.12%, 02/25/2053 (Callable 02/25/2026) (b)			355,000		354,145
DB Master Finance Parent LLC, Series 2019-1A, Class A2II, 4.02%, 05/20/2049 (Callable 11/20/2025) (b)			84,600		85,534
DigitalBridge Group, Inc., Series 2023-1A, Class B, 5.75%, 09/15/2048 (Callable 09/15/2026) (b)			100,000		98,272
Domino's SPV Guarantor LLC, Series 2025-1A, Class A2II, 5.22%, 07/25/2055 (Callable 07/25/2029) (b)			50,000		50,310
Exeter Automobile Receivables Trust, Series 2024-1A, Class B, 5.29%, 08/15/2028 (Callable 08/15/2028)			85,082		85,288
First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10, Class M1, 5.55% (1 mo. Term SOFR + 1.39%), 07/25/2034, (1.28% Floor) (Callable 10/25/2025)			21,136		21,012
Helios Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/01/2055 (Callable 10/30/2030) (b)			431,186		363,209
Home Partners of America Trust, Series 2019-1, Class B, 3.16%, 09/17/2039 (Callable 10/17/2025) (b)			76,218		74,243
Horizon Aircraft Finance Ltd., Series 2024-1, Class A, 5.38%, 09/15/2049 (b)			266,000		268,583
Jersey Mike's Funding, Series 2024-1A, Class A2, 5.64%, 02/15/2055 (Callable 02/15/2029) (b)			208,950		213,166
KREF
Series 2021-FL2, Class B, 5.91% (1 mo. Term SOFR + 1.76%), 02/15/2039, (1.65% Floor) (Callable 10/15/2025) (b)			100,000		99,137
Series 2022-FL3, Class A, 5.58% (1 mo. Term SOFR + 1.45%), 02/17/2039, (1.45% Floor) (Callable 10/17/2025) (b)			55,789		55,755
Lendbuzz Securitization Trust, Series 2024-3A, Class A2, 4.97%, 10/15/2029 (Callable 04/15/2028) (b)			107,878		108,226
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.64%, 10/15/2046 (b)			167,847		158,547
Metronet Systems Holdings LLC, Series 2025-2A, Class B, 5.59%, 08/20/2055 (Callable 08/20/2028) (b)			135,000		135,910
Mill City Solar Loan, Series 2019-2GS, Class A, 3.69%, 07/20/2043 (Callable 11/20/2034) (b)			56,546		51,685
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.82%, 06/22/2043 (Callable 07/20/2029) (b)			185,589		175,080
Series 2018-1A, Class A, 4.01%, 06/22/2043 (Callable 05/20/2030) (b)			115,691		109,119
Series 2018-2GS, Class A, 4.20%, 02/22/2044 (Callable 06/20/2030) (b)			127,294		119,719
Series 2018-2GS, Class B, 4.74%, 02/22/2044 (Callable 06/20/2030) (b)			79,858		72,289
Navient Student Loan Trust
Series 2019-GA, Class A, 2.40%, 10/15/2068 (Callable 06/15/2027) (b)			28,958		28,074
Series 2020-BA, Class A2, 2.12%, 01/15/2069 (Callable 10/15/2027) (b)			66,331		63,514
Series 2020-HA, Class A, 1.31%, 01/15/2069 (Callable 03/15/2028) (b)			38,862		36,757
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 01/15/2029) (b)			36,797		33,775
Series 2021-BA, Class A, 0.94%, 07/15/2069 (Callable 09/15/2029) (b)			32,807		29,988
Series 2021-FA, Class A, 1.11%, 02/18/2070 (Callable 12/15/2030) (b)			313,812		280,679
Navigator Aircraft ABS Ltd., Series 2024-1, Class A, 5.40%, 08/15/2049 (b)			230,655		230,817
Neighborly Issuer, Series 2021-1A, Class A2, 3.58%, 04/30/2051 (Callable 10/30/2026) (b)			239,375		224,045
OCCU Auto Receivables Trust, Series 2022-1A, Class A3, 5.50%, 10/15/2027 (Callable 07/15/2027) (b)			21,791		21,818
Pagaya AI Debt Selection Trust, Series 2024-11, Class D, 6.31%, 07/15/2032 (Callable 12/15/2026) (b)			249,971		251,085
PennyMac Mortgage Investment Trust, Series 2017-PM1, Class XIO, 0.00%, 10/25/2048 (b)(d)(h)			124,273,280		658,064
Progress Residential Trust
Series 2021-SFR3, Class G, 4.25%, 05/17/2026 (b)			1,100,000		1,093,205
Series 2021-SFR6, Class G, 4.00%, 07/17/2038 (Callable 07/17/2026) (b)			700,000		694,071
QTS Issuer ABS I LLC, Series 2025-1A, Class B, 5.93%, 05/25/2055 (Callable 05/25/2028) (b)			250,000		253,281
Ready Capital Corp., Series 2023-FL11, Class B, 7.69% (1 mo. Term SOFR + 3.53%), 10/25/2039, (3.53% Floor) (Callable 10/25/2025) (b)			100,000		99,941
Renaissance Home Equity Loan Trust, Series 2004-4, Class MF2, 5.82%, 02/25/2035 (Callable 10/25/2025) (f)			229,997		204,214
Santander Consumer USA Holdings, Inc., Series 2022-3, Class C, 4.49%, 08/15/2029 (Callable 07/15/2026)			173,809		173,987
SBA Depositor LLC, Series 2022-1, 6.60%, 01/15/2028 (Callable 01/15/2027) (b)			145,000		148,490
SERVPRO Master Issuer LLC, Series 2024-1A, Class A2, 6.17%, 01/25/2054 (Callable 01/25/2029) (b)			98,500		102,001
Slam Ltd., Series 2024-1A, Class A, 5.34%, 09/15/2049 (b)			112,409		113,124
SMB Private Education Loan Trust, Series 2024-F, Class A1A, 5.06%, 03/16/2054 (Callable 09/15/2035) (b)			87,932		88,743
SoFi Professional Loan Program LLC
Series 2018-C, Class R1, 0.00%, 01/25/2048 (Callable 08/25/2026) (b)(d)			10,000		74,115
Series 2020-C, Class AFX, 1.95%, 02/15/2046 (Callable 10/15/2028) (b)			53,789		49,946
Series 2021-B, Class R1, 0.00%, 02/15/2047 (Callable 03/15/2030) (b)(d)			10,000		261,794
Structured Asset Securities Corp., Series 2006-BC3, Class A3, 4.59% (1 mo. Term SOFR + 0.43%), 10/25/2036, (0.32% Floor) (Callable 10/25/2025)			374,917		315,127
Sunnova Energy International, Inc., Series 2023-A, Class A, 5.30%, 05/20/2050 (Callable 05/20/2028) (b)			87,310		80,177
Sunrun, Inc.
Series 2019-1A, Class A, 3.98%, 06/30/2054 (Callable 09/30/2030) (b)			79,421		75,254
Series 2025-1A, Class A2A, 6.41%, 04/30/2060 (b)			99,756		99,887
Taco Bell Corp., Series 2025-1A, Class A2II, 5.05%, 08/25/2055 (b)			145,000		146,226
Walker Parent, Inc., Series 2024-1A, Class A2, 6.58%, 11/20/2054 (Callable 11/20/2027) (b)			175,000		177,731
Wendy's SPV Guarantor LLC, Series 2019-1A, Class A2I, 3.78%, 06/15/2049 (Callable 12/15/2025) (b)			88,237		87,538
Wingstop, Inc., Series 2020-1A, Class A2, 2.84%, 12/05/2050 (Callable 12/05/2025) (b)			246,250		238,000
Zaxby's Operating Co. LP, Series 2021-1A, Class A2, 3.24%, 07/30/2051 (Callable 10/30/2025) (b)			144,000		136,344
Zayo Group LLC, Series 2025-1A, Class A2, 5.65%, 03/20/2055 (Callable 09/20/2028) (b)			90,000		91,680
TOTAL ASSET-BACKED SECURITIES (Cost $12,724,886)					12,348,135

BANK LOANS - 6.5%			Par		Value
Basic Materials - 0.1%
Hexion Holdings Corp., Senior Secured First Lien, 8.14% (1 mo. SOFR US + 4.00%), 03/15/2029, (0.50% Floor) (Callable 10/31/2025)			29,474		29,469
INEOS US Finance LLC, Senior Secured First Lien, 7.16% (1 mo. SOFR US + 3.00%), 02/07/2031, (0.00% Floor) (Callable 10/31/2025)			59,476		53,602
INEOS US Petrochem LLC, Senior Secured First Lien
8.77% (1 mo. SOFR US + 4.25%), 03/29/2029, (0.00% Floor) (Callable 10/31/2025)			24,227		22,006
8.41% (1 mo. SOFR US + 4.25%), 10/07/2031, (0.00% Floor) (Callable 10/31/2025)			29,850		25,845
Qnity Electronics, Inc., 6.85% (1 mo. Term SOFR + 2.00%), 08/12/2032 (Callable 10/31/2025)			85,000		85,106
					216,028

Communications - 0.4%
Acuris Finance US, Inc., Senior Secured First Lien, 7.75% (3 mo. SOFR US + 3.75%), 02/16/2028, (0.00% Floor) (Callable 10/31/2025)			39,958		40,020
Altice France SA, Senior Secured First Lien, 9.82% (3 mo. SOFR US + 5.50%), 08/31/2028, (0.00% Floor) (Callable 10/31/2025)			79,537		77,151
Cengage Learning, Inc., Senior Secured First Lien
7.67% (1 mo. SOFR US + 3.50%), 03/24/2031, (1.00% Floor) (Callable 10/31/2025)			9,119		9,106
7.70% (3 mo. SOFR US + 3.50%), 03/24/2031, (1.00% Floor) (Callable 10/31/2025)			15,570		15,549
CommScope LLC, Senior Secured First Lien, 8.91% (1 mo. SOFR US + 4.75%), 12/17/2029, (2.00% Floor) (Callable 06/17/2026)			112,700		114,224
CSC Holdings LLC, Senior Secured First Lien
8.75% (Prime Rate + 1.50%), 04/15/2027, (0.00% Floor) (Callable 10/31/2025)			23,077		22,385
8.65% (1 mo. SOFR US + 4.50%), 01/18/2028, (0.00% Floor) (Callable 10/31/2025)			49,974		49,777
Directv Financing LLC, Senior Secured First Lien, 9.83% (3 mo. SOFR US + 5.00%), 08/02/2027, (0.75% Floor) (Callable 10/31/2025)			1,530		1,533
Gen Digital, Inc., Senior Secured First Lien, 5.91% (1 mo. SOFR US + 1.75%), 04/16/2032, (0.00% Floor) (Callable 10/31/2025)			54,863		54,698
Lumen Technologies, Inc., Senior Secured First Lien, 6.74% (1 mo. SOFR US + 2.35%), 04/16/2029, (2.00% Floor)			13,174		13,110
MH Sub I LLC, Senior Secured First Lien, 8.41% (1 mo. SOFR US + 4.25%), 12/31/2031, (0.50% Floor) (Callable 10/31/2025)			62,482		57,639
NEP Group, Inc., Senior Secured First Lien, 7.82% (3 mo. SOFR US + 3.25%), 08/19/2026, (0.00% Floor)			65,301		65,111
Nexstar Media, Inc., First Lien, 6.82% (1 mo. Term SOFR + 2.50%), 06/28/2032 (Callable 10/31/2025)			44,888		44,883
StubHub Holdco Sub LLC, Senior Secured First Lien, 8.91% (1 mo. SOFR US + 4.75%), 03/15/2030, (0.00% Floor) (Callable 10/31/2025)			41,828		41,566
Virgin Media Bristol LLC, Senior Secured First Lien, 7.47% (6 mo. SOFR US + 3.18%), 03/31/2031, (0.00% Floor) (Callable 10/31/2025)			45,000		44,438
Zayo Group Holdings, Inc., Senior Secured First Lien
7.54% (1 mo. SOFR US + 3.00%), 03/09/2027, (0.00% Floor) (Callable 10/31/2025)			14,638		14,470
8.49% (1 mo. SOFR US + 4.18%), 03/09/2027, (0.50% Floor) (Callable 10/31/2025)			36,557		36,678
Ziggo Financing Partnership, First Lien, 6.98% (1 mo. Term SOFR + 2.50%), 04/28/2028 (Callable 10/31/2025)			87,214		87,090
					789,428

Consumer, Cyclical - 2.2%
1011778 BC ULC, Senior Secured First Lien, 5.91% (1 mo. SOFR US + 1.75%), 09/23/2030, (0.00% Floor) (Callable 10/31/2025)			730,553		729,030
AAdvantage Loyalty IP Ltd., Senior Secured First Lien
6.58% (3 mo. SOFR US + 2.25%), 04/20/2028, (0.00% Floor) (Callable 10/31/2025)			64,374		64,352
7.58% (3 mo. SOFR US + 3.25%), 05/28/2032, (0.00% Floor) (Callable 10/31/2025)			194,513		195,607
American Axle Incr T/L C (2/25), 7.57%, 09/20/2032			35,000		34,869
Aramark Services, Inc., Senior Secured First Lien
5.91% (1 mo. SOFR US + 1.75%), 04/06/2028, (0.00% Floor) (Callable 10/31/2025)			30,000		30,075
6.16% (1 mo. SOFR US + 2.00%), 06/24/2030, (0.00% Floor) (Callable 10/31/2025)			94,985		95,321
6.20% (3 mo. SOFR US + 2.00%), 06/24/2030, (0.00% Floor) (Callable 10/31/2025)			36,666		36,795
AS Mileage Plan IP Ltd., Senior Secured First Lien, 6.08% (1 mo. SOFR US + 1.75%), 10/15/2031, (0.00% Floor) (Callable 10/31/2025)			94,225		94,618
Boots Group Finco LP, Senior Secured First Lien, 7.70% (3 mo. SOFR US + 3.50%), 08/30/2032, (0.00% Floor) (Callable 10/31/2025)			35,000		35,138
Clarios Global LP, Senior Secured First Lien, 6.91% (1 mo. SOFR US + 2.75%), 01/28/2032, (0.00% Floor) (Callable 10/31/2025)			350,000		350,656
Crown Finance US, Inc., Senior Secured First Lien, 8.78% (1 mo. SOFR US + 4.50%), 12/02/2031, (0.00% Floor) (Callable 10/31/2025)			34,800		34,772
Delta 2 Lux Sarl, First Lien, 7.20% (3 mo. Term SOFR + 2.00%), 09/19/2031 (Callable 10/31/2025)			43,000		43,088
Delta 2 Lux Sarl, Senior Secured First Lien, 6.30% (3 mo. SOFR US + 2.00%), 09/19/2031, (0.50% Floor) (Callable 10/31/2025)			85,000		85,173
Dexko Global, Inc., Senior Secured First Lien, 8.44% (1 mo. SOFR US + 3.75%), 10/04/2028, (0.50% Floor) (Callable 10/31/2025)			32,833		32,426
EG America LLC, Senior Secured First Lien, 7.70% (3 mo. SOFR US + 3.50%), 02/07/2028, (0.00% Floor) (Callable 10/31/2025)			25,937		26,120
Fertitta Entertainment LLC/NV, Senior Secured First Lien, 7.41% (1 mo. SOFR US + 3.25%), 01/29/2029, (0.50% Floor) (Callable 10/31/2025)			66,038		66,017
Flutter Financing BV, Senior Secured First Lien, 6.00% (3 mo. SOFR US + 2.00%), 06/04/2032, (0.50% Floor) (Callable 10/31/2025)			14,963		14,970
GBT US III LLC, Senior Secured First Lien, 6.81% (3 mo. SOFR US + 2.50%), 07/28/2031, (0.00% Floor) (Callable 10/31/2025)			24,813		24,896
Gloves Buyer, Inc., Senior Secured First Lien, 8.16% (1 mo. SOFR US + 4.00%), 05/24/2032, (0.50% Floor) (Callable 10/31/2025)			165,000		160,669
Golden State Foods LLC, Senior Secured First Lien, 8.00% (3 mo. SOFR US + 4.00%), 12/04/2031, (0.00% Floor) (Callable 10/31/2025)			24,788		24,880
Great Outdoors Group LLC, Senior Secured First Lien, 7.41% (1 mo. SOFR US + 3.25%), 01/23/2032, (0.75% Floor) (Callable 10/31/2025)			425,639		425,958
Hilton Domestic Operating Co., Inc., Senior Secured First Lien, 5.91% (1 mo. SOFR US + 1.75%), 11/08/2030, (0.00% Floor) (Callable 10/31/2025)			140,000		140,298
Hunter Douglas, Inc., Senior Secured First Lien, 7.25% (3 mo. SOFR US + 3.25%), 01/20/2032, (0.00% Floor) (Callable 10/31/2025)			43,712		43,825
JetBlue Airways Corp., Senior Secured First Lien, 8.75% (3 mo. SOFR US + 4.75%), 08/27/2029, (0.50% Floor)			203,940		196,241
KFC Holding Co., Senior Secured First Lien, 6.11% (1 mo. SOFR US + 1.75%), 03/15/2028, (0.00% Floor) (Callable 10/31/2025)			118,602		119,195
LBM Acquisition LLC, Senior Secured First Lien, 8.09% (1 mo. SOFR US + 3.75%), 06/06/2031, (0.75% Floor) (Callable 10/31/2025)			70,832		69,258
LC Ahab US Bidco LLC, Senior Secured First Lien, 7.16% (1 mo. SOFR US + 3.00%), 05/01/2031, (0.00% Floor)			49,661		49,708
Michaels Cos., Inc., Senior Secured First Lien, 8.77% (3 mo. SOFR US + 4.25%), 04/17/2028, (0.75% Floor) (Callable 10/31/2025)			14,922		14,131
Ontario Gaming GTA LP, Senior Secured First Lien, 8.24% (3 mo. SOFR US + 4.25%), 08/01/2030, (0.50% Floor) (Callable 10/31/2025)			30,406		29,741
PetSmart LLC, Senior Secured First Lien, 8.14% (1 mo. SOFR US + 4.00%), 08/18/2032, (0.00% Floor) (Callable 10/31/2025)			35,000		34,519
Resideo Funding, Inc., Senior Secured First Lien, 6.04% (3 mo. SOFR US + 2.00%), 08/13/2032, (0.00% Floor) (Callable 10/31/2025)			55,000		55,086
Sabre GLBL, Inc., First Lien, 10.42% (1 mo. Term SOFR + 6.00%), 11/15/2029 (Callable 10/31/2025)			10,350		9,793
Sabre GLBL, Inc., Senior Secured First Lien
7.89% (1 mo. SOFR US + 3.50%), 12/17/2027, (0.50% Floor) (Callable 10/31/2025)			7,476		7,117
10.36% (1 mo. SOFR US + 6.00%), 11/15/2029, (0.00% Floor) (Callable 10/31/2025)			7,771		7,382
Staples, Inc., Senior Secured First Lien, 10.05% (3 mo. SOFR US + 5.75%), 09/10/2029, (0.50% Floor) (Callable 10/31/2025)			14,962		14,227
TKO Worldwide Holdings LLC, Senior Secured First Lien, 6.04% (3 mo. SOFR US + 2.00%), 11/21/2031, (0.00% Floor) (Callable 10/31/2025)			178,727		179,199
Travel + Leisure Co., Senior Secured First Lien, 6.66% (1 mo. SOFR US + 2.50%), 12/14/2029, (0.50% Floor) (Callable 10/31/2025)			242,764		243,630
United Airlines, Inc., Senior Secured First Lien, 6.20% (3 mo. SOFR US + 2.00%), 02/24/2031, (0.00% Floor) (Callable 10/31/2025)			161,596		162,302
Victra Holdings LLC, Senior Secured First Lien, 7.75% (3 mo. SOFR US + 3.75%), 03/29/2029, (0.00% Floor) (Callable 10/31/2025)			49,070		49,232
Voyager Parent LLC, Senior Secured First Lien, 8.75% (3 mo. SOFR US + 4.75%), 07/01/2032, (0.00% Floor) (Callable 10/31/2025)			70,000		70,228
White Cap Supply Holdings LLC, Senior Secured First Lien, 7.42% (1 mo. SOFR US + 3.25%), 10/29/2029, (0.00% Floor) (Callable 10/31/2025)			69,612		69,705
					4,170,247

Consumer, Non-cyclical - 1.1%
1261229 BC Ltd., Senior Secured First Lien, 10.41% (1 mo. SOFR US + 6.25%), 10/08/2030, (0.00% Floor) (Callable 10/31/2025)			14,963		14,780
ADMI Corp., Senior Secured First Lien, 8.14% (1 mo. SOFR US + 3.75%), 12/23/2027, (0.50% Floor)			43,981		41,771
Allied Universal Holdco LLC, Senior Secured First Lien, 7.61% (1 mo. SOFR US + 3.25%), 08/20/2032, (0.00% Floor) (Callable 10/31/2025)			40,000		40,196
Aspire Bakeries Holdings LLC, Senior Secured First Lien, 7.66% (1 mo. SOFR US + 3.50%), 12/23/2030, (0.00% Floor) (Callable 10/31/2025)			34,737		34,987
Aveanna Healthcare LLC, 7.93% (3 mo. Term SOFR + 3.75%), 09/17/2032 (Callable 10/31/2025)			45,000		45,046
Bausch + Lomb Corp., Senior Secured First Lien, 8.41% (1 mo. SOFR US + 4.25%), 01/15/2031, (0.00% Floor) (Callable 10/31/2025)			94,763		94,940
Camelot US Acquisition LLC, Senior Secured First Lien, 7.41% (1 mo. SOFR US + 3.25%), 01/31/2031, (0.00% Floor) (Callable 10/31/2025)			40,000		40,006
CHG Healthcare Services, Inc., Senior Secured First Lien
6.91% (1 mo. SOFR US + 2.75%), 09/29/2028, (0.50% Floor) (Callable 10/31/2025)			1		1
7.05% (3 mo. SOFR US + 2.75%), 09/29/2028, (0.50% Floor) (Callable 10/31/2025)			53,158		53,232
EAB Global, Inc., Senior Secured First Lien, 7.16% (1 mo. SOFR US + 3.00%), 08/16/2030, (0.50% Floor) (Callable 10/31/2025)			24,563		23,995
Eagle Parent Corp., Senior Secured First Lien, 8.25% (3 mo. SOFR US + 4.25%), 04/02/2029, (0.50% Floor) (Callable 10/31/2025)			39,313		39,337
Froneri US, Inc., Senior Secured 7.59% (1 mo. Term SOFR + 2.50%), 07/16/2032 (Callable 10/31/2025)			70,000		69,936
Gainwell Acquisition Corp., Senior Secured First Lien, 8.20% (3 mo. SOFR US + 4.00%), 10/01/2027, (0.75% Floor) (Callable 10/31/2025)			91,410		90,130
Garda World Security Corp., Senior Secured First Lien, 7.17% (1 mo. SOFR US + 3.00%), 02/01/2029, (0.00% Floor) (Callable 10/31/2025)			14,175		14,210
Grant Thornton Advisors LLC, Senior Secured First Lien, 6.91% (1 mo. SOFR US + 2.75%), 05/30/2031, (0.00% Floor) (Callable 10/31/2025)			39,740		39,728
Herc Holdings, Inc., Senior Secured First Lien, 6.25% (1 mo. SOFR US + 2.00%), 06/02/2032, (0.00% Floor) (Callable 10/31/2025)			15,000		15,092
ION Platform Finance US, Inc., 0.00% (1 mo. Term SOFR + 3.75%), 09/30/2032 (Callable 11/01/2025)			70,000		69,350
Lavender US HoldCo 1, Inc., 7.41% (1 mo. Term SOFR + 3.25%), 09/27/2032 (Callable 10/31/2025)			30,000		30,056
LifePoint Health, Inc., Senior Secured First Lien, 8.07% (3 mo. SOFR US + 3.75%), 05/19/2031, (0.00% Floor) (Callable 10/31/2025)			72,109		72,068
Medline Borrower LP, Senior Secured First Lien, 6.16% (1 mo. SOFR US + 2.00%), 10/23/2030, (0.00% Floor) (Callable 10/31/2025)			331,817		332,000
Opal US LLC, Senior Secured First Lien, 7.25% (3 mo. SOFR US + 3.25%), 04/23/2032, (0.00% Floor) (Callable 10/31/2025)			325,000		326,259
Organon & Co., Senior Secured First Lien, 6.41% (1 mo. SOFR US + 2.25%), 05/19/2031, (0.50% Floor) (Callable 10/31/2025)			40,000		39,150
Prime Security Services Borrower LLC, Senior Secured First Lien, 6.00% (1 mo. SOFR US + 1.75%), 03/08/2032, (0.00% Floor) (Callable 10/31/2025)			59,700		59,229
Radiology Partners, Inc., Senior Secured First Lien, 8.50% (3 mo. SOFR US + 4.50%), 06/30/2032, (0.00% Floor) (Callable 10/31/2025)			65,000		64,966
Savor Acquisition, Inc., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 02/19/2032, (0.00% Floor) (Callable 10/31/2025)			36,460		36,719
Savor Acquisition, Inc., First Lien, 7.56% (3 mo. Term SOFR + 3.25%), 02/19/2032 (Callable 10/31/2025)			3,448		3,473
Team Health Holdings, Inc., Senior Secured First Lien, 8.80% (3 mo. SOFR US + 4.50%), 06/30/2028, (0.00% Floor) (Callable 10/31/2025)			34,913		34,891
United Rentals North America, Inc., Senior Secured First Lien, 5.66% (1 mo. SOFR US + 1.50%), 02/14/2031, (0.00% Floor) (Callable 10/31/2025)			78,650		79,203
Veritiv Operating Co., Senior Secured First Lien, 8.00% (3 mo. SOFR US + 4.00%), 11/29/2030, (0.00% Floor) (Callable 10/31/2025)			24,837		24,621
Vestis Corp., Senior Secured First Lien, 6.45% (3 mo. SOFR US + 2.25%), 02/24/2031, (0.00% Floor) (Callable 10/31/2025)			44,094		41,669
Wand NewCo 3, Inc., Senior Secured First Lien, 6.66% (1 mo. SOFR US + 2.50%), 01/30/2031, (0.00% Floor) (Callable 10/31/2025)			66,927		66,777
					1,937,818

Energy - 0.3%
Apro LLC, Senior Secured First Lien, 7.94% (1 mo. SOFR US + 3.75%), 07/09/2031, (0.00% Floor) (Callable 10/31/2025)			54,500		54,541
Colossus Acquireco LLC, Senior Secured First Lien, 5.91% (SOFR + 1.75%), 07/30/2032, (0.00% Floor) (Callable 10/31/2025)			115,000		114,425
Freeport LNG Investments LLLP, Senior Secured First Lien, 7.58% (3 mo. SOFR US + 3.25%), 12/21/2028, (0.00% Floor) (Callable 10/31/2025)			52,356		52,445
Hilcorp Energy I LP, Senior Secured First Lien, 6.15% (1 mo. SOFR US + 2.00%), 02/11/2030, (0.00% Floor) (Callable 10/31/2025)			149,250		149,685
Long Ridge Energy T/L B (2/25), Senior Secured First Lien, 8.50% (3 mo. SOFR US + 4.50%), 02/09/2032, (0.00% Floor)			154,225		151,261
WaterBridge Midstream Operating LLC, Senior Secured First Lien, 9.29% (1 mo. SOFR US + 4.75%), 06/27/2029, (0.00% Floor) (Callable 10/31/2025)			14,850		14,888
WhiteWater Matterhorn Holdings LLC, Senior Secured First Lien, 6.31% (1 mo. SOFR US + 2.25%), 06/16/2032, (0.00% Floor) (Callable 10/31/2025)			15,000		15,009
					552,254

Financial - 0.4%
Acrisure LLC, Senior Secured First Lien, 7.16% (1 mo. SOFR US + 3.00%), 11/06/2030, (0.00% Floor) (Callable 10/31/2025)			91,593		91,550
Alera Group, Inc., Senior Secured First Lien, 7.41% (1 mo. SOFR US + 3.25%), 05/28/2032, (0.50% Floor) (Callable 10/31/2025)			45,000		45,218
AmWINS Group, Inc., Senior Secured First Lien, 6.25% (3 mo. SOFR US + 2.25%), 01/30/2032, (0.75% Floor) (Callable 10/31/2025)			54,637		54,673
Ardonagh Group Finco Pty Ltd., Senior Secured First Lien
7.05% (3 mo. SOFR US + 2.75%), 02/17/2031, (0.00% Floor)			2,802		2,794
6.95% (6 mo. SOFR US + 2.75%), 02/18/2031, (0.00% Floor)			51,923		51,772
Asurion LLC, Senior Secured First Lien, 8.61% (1 mo. SOFR US + 4.25%), 08/21/2028, (0.00% Floor) (Callable 10/31/2025)			44,207		44,397
Asurion LLC, First Lien, 8.57% (1 mo. Term SOFR + 4.25%), 09/19/2030 (Callable 10/31/2025)			9,975		9,924
BCP VI Summit Holdings LP, Senior Secured First Lien, 7.16% (1 mo. SOFR US + 3.00%), 01/30/2032, (0.00% Floor) (Callable 10/31/2025)			50,000		50,289
Corpay Technologies Operating Co. LLC, Senior Secured First Lien, 5.91% (1 mo. SOFR US + 1.75%), 04/28/2028, (0.00% Floor) (Callable 10/31/2025)			9,925		9,920
CPI Holdco B LLC, Senior Secured First Lien, 6.16% (1 mo. SOFR US + 2.00%), 05/19/2031, (0.00% Floor) (Callable 10/31/2025)			19,950		19,950
Deep Blue Operating I LLC, 6.89% (1 mo. Term SOFR + 2.75%), 09/17/2032 (Callable 10/31/2025)			40,000		40,100
Edelman Financial Engines Center LLC, Senior Secured Second Lien, 9.41% (1 mo. SOFR US + 5.25%), 10/06/2028, (0.00% Floor) (Callable 10/31/2025)			25,000		25,086
Focus Financial Partners LLC, Senior Secured First Lien, 6.91% (1 mo. SOFR US + 2.75%), 09/15/2031, (0.00% Floor) (Callable 10/31/2025)			34,862		34,910
Hightower Holding LLC, Senior Secured First Lien, 7.07% (3 mo. SOFR US + 2.75%), 04/21/2028, (0.75% Floor) (Callable 10/31/2025)			114,314		114,386
OneDigital Borrower LLC, Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 07/02/2031, (0.50% Floor) (Callable 10/31/2025)			68,976		69,063
Superannuation & Investments US LLC, Senior Secured First Lien, 7.16% (1 mo. SOFR US + 3.00%), 12/01/2028, (0.00% Floor) (Callable 10/31/2025)			79,800		80,309
Trucordia Insurance Holdings LLC, First Lien, 7.57% (1 mo. Term SOFR + 3.25%), 06/17/2032 (Callable 10/31/2025)			50,000		50,187
Victory Capital Holdings, Inc., 6.50% (3 mo. Term SOFR + 2.00%), 09/23/2032 (Callable 10/31/2025)			15,000		14,991
					809,519

Industrial - 1.1%
AECOM, Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 04/17/2031, (0.00% Floor) (Callable 10/31/2025)			187,389		189,146
Clean Harbors, Inc., Senior Secured First Lien, 5.91% (1 mo. SOFR US + 1.75%), 10/10/2028, (0.00% Floor) (Callable 10/31/2025)			128,536		128,797
Clean Harbours 9/25 T/L B, 5.66%, 09/24/2032			145,000		145,725
Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien, 7.41% (1 mo. SOFR US + 3.25%), 03/29/2032, (0.50% Floor) (Callable 10/31/2025)			178,630		178,557
Construction Partners, Inc., Senior Secured First Lien, 6.66% (1 mo. SOFR US + 2.50%), 11/03/2031, (0.00% Floor) (Callable 10/31/2025)			44,663		44,828
DG Investment Intermediate Holdings 2, Inc., Senior Secured First Lien, 7.91% (1 mo. SOFR US + 3.75%), 07/12/2032, (0.00% Floor) (Callable 10/31/2025)			100,000		100,458
Dynasty Acquisition Co., Inc., Senior Secured First Lien, 6.16% (1 mo. SOFR US + 2.00%), 10/31/2031, (0.00% Floor) (Callable 10/31/2025)			95,280		95,425
Emrld Borrower LP, Senior Secured First Lien, 6.12% (6 mo. SOFR US + 2.25%), 08/04/2031, (0.00% Floor) (Callable 10/31/2025)			14,850		14,802
GFL ES US LLC, Senior Secured First Lien, 6.67% (3 mo. SOFR US + 2.50%), 03/03/2032, (0.00% Floor) (Callable 10/31/2025)			70,000		70,070
Green Infrastructure Partners, Inc., Senior Secured First Lien, 6.75% (3 mo. SOFR US + 2.75%), 09/24/2032, (0.00% Floor) (Callable 10/31/2025)			100,000		100,219
Husky Injection Molding Systems Ltd., Senior Secured First Lien
7.92% (6 mo. SOFR US + 3.75%), 02/15/2029, (0.00% Floor)			29,475		29,590
8.05% (3 mo. SOFR US + 3.75%), 02/15/2029, (0.00% Floor)			29,475		29,590
Kenan Advantage Group, Inc., Senior Secured First Lien, 7.41% (1 mo. SOFR US + 3.25%), 01/25/2029, (0.00% Floor) (Callable 10/31/2025)			29,924		29,597
Madison IAQ LLC, Senior Secured First Lien, 7.45% (6 mo. SOFR US + 3.25%), 05/06/2032, (0.50% Floor) (Callable 10/31/2025)			59,850		60,211
Madison Safety & Flow LLC, Senior Secured First Lien, 6.91% (1 mo. SOFR US + 2.75%), 09/26/2031, (0.00% Floor) (Callable 10/31/2025)			20,666		20,716
MITER Brands Acquisition Holdco, Inc., Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 03/28/2031, (0.00% Floor)			44,887		45,108
MX Holdings US, Inc., Senior Secured First Lien, 6.41% (1 mo. SOFR US + 2.25%), 03/17/2032, (0.00% Floor) (Callable 10/31/2025)			14,963		15,000
Pinnacle Buyer LLC, 7.22% (1 mo. Term SOFR + 2.50%), 09/13/2032 (Callable 10/31/2025)			15,000		15,037
Project Aurora US Finco, Inc., 7.41% (1 mo. Term SOFR + 2.75%), 09/27/2032 (Callable 10/31/2025)			20,000		20,062
Quikrete Holdings, Inc., Senior Secured First Lien, 6.41% (1 mo. SOFR US + 2.25%), 02/10/2032, (0.00% Floor) (Callable 10/31/2025)			403,150		403,356
Signia Aerospace LLC, Senior Secured First Lien
6.91% (1 mo. SOFR US + 2.75%), 12/11/2031, (0.50% Floor) (Callable 10/31/2025)			60,518		60,707
7.06% (3 mo. SOFR US + 2.75%), 12/11/2031, (0.50% Floor) (Callable 10/31/2025)			1,183		1,186
7.74% (3 mo. SOFR US + 2.75%), 12/11/2031, (0.50% Floor) (Callable 10/31/2025)			3,000		3,009
Tecta America Corp., Senior Secured First Lien, 7.16% (1 mo. SOFR US + 3.00%), 02/18/2032, (0.00% Floor) (Callable 10/31/2025)			44,888		45,112
TransDigm, Inc., Senior Secured First Lien
8.50% (3 mo. SOFR US + 2.25%), 03/22/2030, (0.00% Floor) (Callable 10/31/2025)			29,625		29,629
6.50% (3 mo. SOFR US + 2.50%), 02/28/2031, (0.00% Floor) (Callable 10/31/2025)			49,188		49,220
6.50% (3 mo. SOFR US + 2.50%), 01/20/2032, (0.00% Floor) (Callable 10/31/2025)			39,476		39,501
6.50% (3 mo. SOFR US + 2.50%), 08/13/2032, (0.00% Floor) (Callable 10/31/2025)			135,000		135,007
					2,099,665

Technology - 0.7%
Applied Systems, Inc., Senior Secured Second Lien, 8.80% (3 mo. SOFR US + 4.50%), 02/23/2032, (0.00% Floor)			10,000		10,262
Ascend Learning LLC, Senior Secured First Lien, 7.16% (1 mo. SOFR US + 3.00%), 12/11/2028, (0.50% Floor) (Callable 10/31/2025)			114,057		114,063
Boxer Parent Co., Inc., Senior Secured First Lien, 7.20% (3 mo. SOFR US + 3.00%), 07/30/2031, (0.00% Floor) (Callable 10/31/2025)			89,550		89,508
CACI International, Inc., Senior Secured First Lien, 5.91% (1 mo. SOFR US + 1.75%), 10/30/2031, (0.00% Floor) (Callable 10/31/2025)			218,251		218,933
Central Parent LLC, First Lien, 7.55% (3 mo. Term SOFR + 3.25%), 07/06/2029 (Callable 10/31/2025)			0(j)		0(j)
Clearwater Analytics LLC, Senior Secured First Lien, 6.46% (6 mo. SOFR US + 2.25%), 04/21/2032, (0.00% Floor) (Callable 10/31/2025)			170,000		170,637
Cloud Software Group, Inc., Senior Secured First Lien, 7.25% (1 mo. SOFR US + 3.25%), 03/24/2031, (0.00% Floor) (Callable 10/31/2025)			223,788		224,887
Cotiviti, Inc., Senior Secured First Lien
7.03% (1 mo. SOFR US + 2.75%), 05/01/2031, (0.00% Floor) (Callable 10/31/2025)			48,881		48,107
7.03% (1 mo. SOFR US + 2.75%), 03/29/2032, (0.00% Floor) (Callable 10/31/2025)			24,938		24,532
Dcert Buyer, Inc., First Lien, 8.33% (1 mo. Term SOFR + 4.00%), 10/16/2026 (Callable 10/31/2025)			0(j)		0(j)
Finastra USA, Inc., Senior Secured First Lien, 8.04% (3 mo. SOFR US + 4.00%), 09/15/2032, (0.00% Floor) (Callable 10/31/2025)			20,000		19,939
Kaseya, Inc., Senior Secured First Lien, 7.41% (1 mo. SOFR US + 3.25%), 03/22/2032, (0.00% Floor) (Callable 10/31/2025)			164,175		164,604
McAfee Corp., Senior Secured First Lien, 7.22% (1 mo. SOFR US + 3.00%), 03/01/2029, (0.50% Floor) (Callable 10/31/2025)			28,713		27,511
Mitchell International, Inc., Senior Secured First Lien, 7.41% (1 mo. SOFR US + 3.25%), 06/17/2031, (0.50% Floor) (Callable 10/31/2025)			62,448		62,462
Mitchell International, Inc., Senior Secured Second Lien, 9.41% (1 mo. SOFR US + 5.25%), 06/17/2032, (0.00% Floor) (Callable 10/31/2025)			10,000		9,932
Polaris Newco LLC, Senior Secured First Lien, 8.68% (3 mo. SOFR US + 4.00%), 06/05/2028, (0.50% Floor) (Callable 10/31/2025)			44,575		43,056
RealPage, Inc., Senior Secured First Lien, 7.75% (3 mo. SOFR US + 3.75%), 04/24/2028, (0.50% Floor) (Callable 10/31/2025)			19,900		19,988
X Corp., First Lien, 10.96% (3 mo. Term SOFR + 6.50%), 10/29/2029 (Callable 10/31/2025)			59,846		58,790
Zelis Payments Buyer, Inc., Senior Secured First Lien, 7.41% (1 mo. SOFR US + 3.25%), 11/26/2031, (0.00% Floor) (Callable 10/31/2025)			54,612		54,681
					1,361,892

Utilities - 0.2%
Meade Pipeline Co. LLC, Senior Secured First Lien, 6.00% (3 mo. SOFR US + 2.00%), 09/22/2032 (Callable 10/31/2025)			35,000		35,022
NRG Energy, Inc., Senior Secured First Lien, 6.06% (3 mo. SOFR US + 1.75%), 04/16/2031, (0.00% Floor) (Callable 10/31/2025)			327,675		328,074
					363,096
TOTAL BANK LOANS (Cost $12,281,055)					12,299,947

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 6.6%			Par		Value
Abu Dhabi Government International Bond, 3.88%, 04/16/2050 (b)			200,000		161,761
Airservices Australia
5.40%, 11/15/2028 (Callable 08/15/2028)		AUD	200,000		136,933
2.20%, 05/15/2030		AUD	210,000		126,449
Brazil Letras do Tesouro Nacional, 0.00%, 01/01/2026 (d)		BRL	5,978,000		1,084,077
Brazil Notas do Tesouro Nacional Serie B
6.00%, 05/15/2035		BRL	300,000		236,300
6.00%, 08/15/2050		BRL	213,000		159,109
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/2031 (d)		EUR	65,000		66,598
2.20%, 02/15/2034		EUR	105,000		119,617
0.00%, 05/15/2035 (d)		EUR	55,000		49,909
Canadian Government Bond
2.75%, 05/01/2027		CAD	170,000		122,705
3.50%, 09/01/2029		CAD	85,000		62,992
0.50%, 12/01/2030		CAD	70,000		44,816
China Government Bond, 2.69%, 08/12/2026		CNY	680,000		96,631
Colombia Government International Bond, 4.13%, 05/15/2051 (Callable 11/15/2050)			200,000		130,250
CPPIB Capital, Inc., 2.25%, 12/01/2031 (b)		CAD	100,000		68,229
Czech Republic Government Bond
4.25%, 10/24/2034		CZK	3,280,000		155,137
3.50%, 05/30/2035		CZK	10,460,000		463,205
Dominican Republic International Bond, 4.50%, 01/30/2030			150,000		147,000
Finland Government Bond, 3.00%, 09/15/2033 (b)		EUR	180,000		213,101
Guatemala Government Bond, 4.50%, 05/03/2026			200,000		199,250
Indonesia Government International Bond, 3.05%, 03/12/2051			100,000		66,805
Indonesia Treasury Bond
6.38%, 08/15/2028		IDR	4,531,000,000		280,017
9.00%, 03/15/2029		IDR	514,000,000		34,347
6.50%, 07/15/2030		IDR	2,823,000,000		175,868
6.50%, 02/15/2031		IDR	5,458,000,000		339,565
8.75%, 05/15/2031		IDR	2,438,000,000		166,703
6.38%, 04/15/2032		IDR	5,326,000,000		326,911
6.63%, 05/15/2033		IDR	1,779,000,000		108,640
Japan Government Twenty Year Bond, 2.10%, 12/20/2025		JPY	84,050,000		570,331
Mexican Udibonos, 2.75%, 11/27/2031		MXN	4,697,432		234,373
Mexico Government International Bond, 4.50%, 04/22/2029			250,000		250,689
NBN Co. Ltd.
5.00%, 08/28/2031 (Callable 05/28/2031)		AUD	330,000		222,715
5.35%, 03/06/2035 (Callable 12/06/2034)		AUD	190,000		128,555
New South Wales Treasury Corp.
4.75%, 09/20/2035		AUD	295,000		193,060
4.25%, 02/20/2036		AUD	355,000		221,185
4.75%, 02/20/2037		AUD	145,000		93,029
5.25%, 02/24/2038		AUD	145,000		96,262
New Zealand Government Bond
0.25%, 05/15/2028		NZD	180,000		97,316
2.00%, 05/15/2032		NZD	240,000		124,572
4.25%, 05/15/2034		NZD	870,000		509,714
4.50%, 05/15/2035		NZD	590,000		349,883
4.25%, 05/15/2036		NZD	118,000		68,005
1.75%, 05/15/2041		NZD	405,000		157,259
New Zealand Local Government Funding Agency Bond, 3.50%, 04/14/2033		NZD	132,000		72,820
Norway Government Bond
2.13%, 05/18/2032 (b)		NOK	3,335,000		298,486
3.75%, 06/12/2035 (b)		NOK	955,000		93,255
Paraguay Government International Bond, 4.70%, 03/27/2027			143,000		144,251
Philippine Government Bond
6.25%, 02/28/2029		PHP	8,670,000		151,006
6.50%, 05/19/2029		PHP	16,710,000		293,653
6.38%, 07/27/2030		PHP	16,180,000		283,660
6.75%, 09/15/2032		PHP	12,890,000		230,700
6.38%, 04/28/2035		PHP	6,680,000		117,593
8.00%, 09/30/2035		PHP	3,300,000		64,790
Province of Quebec Canada, 4.50%, 09/08/2033			153,000		154,824
Queensland Treasury Corp., 5.25%, 07/21/2036 (b)		AUD	385,000		258,706
South Australian Government Financing Authority, 1.75%, 05/24/2034		AUD	190,000		98,909
Treasury Corp. of Victoria
2.25%, 11/20/2034		AUD	150,000		79,980
5.25%, 09/15/2038		AUD	245,000		161,231
5.00%, 11/20/2040		AUD	140,000		87,542
2.25%, 11/20/2041		AUD	200,000		85,579
United Kingdom Gilt
3.75%, 03/07/2027		GBP	360,000		482,566
4.13%, 07/22/2029		GBP	90,000		121,247
3.25%, 01/31/2033		GBP	125,000		155,571
4.25%, 07/31/2034		GBP	125,000		163,523
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $12,324,548)					12,259,765

AFFILIATED REGISTERED INVESTMENT COMPANIES - 3.5%			Shares		Value
Voya VACS Series EMHCD Fund			184,984		1,970,081
Voya VACS Series HYB Fund			435,422		4,528,387
TOTAL AFFILIATED REGISTERED INVESTMENT COMPANIES (Cost $6,921,856)					6,498,468

COLLATERALIZED LOAN OBLIGATIONS - 3.3%			Par		Value
AB BSL CLO Ltd., Series 2023-4A, Class BR, 6.23% (3 mo. Term SOFR + 1.90%), 04/20/2038, (1.90% Floor) (Callable 04/20/2027) (b)			250,000		251,375
Bain Capital Credit CLO
Series 2022-6A, Class CR, 6.33% (3 mo. Term SOFR + 2.00%), 01/22/2038, (2.00% Floor) (Callable 01/22/2027) (b)			500,000		502,712
Series 2024-4A, Class C, 6.22% (3 mo. Term SOFR + 1.90%), 10/23/2037, (1.90% Floor) (Callable 10/23/2026) (b)			250,000		251,472
BDS Ltd.
Series 2021-FL10, Class A, 5.60% (1 mo. Term SOFR + 1.46%), 12/16/2036, (1.46% Floor) (Callable 10/16/2025) (b)			45,860		45,864
Series 2021-FL9, Class D, 6.50% (1 mo. Term SOFR + 2.36%), 11/16/2038, (2.25% Floor) (Callable 10/16/2025) (b)			100,000		98,737
CBAM Ltd., Series 2017-1A, Class CR2, 6.43% (3 mo. Term SOFR + 2.10%), 01/20/2038, (2.10% Floor) (Callable 01/20/2027) (b)			250,000		251,485
Cent CLO, Series 2018-27A, Class DR, 8.41% (3 mo. Term SOFR + 4.09%), 01/25/2035, (3.83% Floor) (Callable 10/25/2025) (b)			500,000		500,192
CIFC Funding Ltd.
Series 2015-4A, Class BR2, 6.49% (3 mo. Term SOFR + 2.16%), 04/20/2034, (2.16% Floor) (Callable 10/20/2025) (b)			250,000		250,412
Series 2022-4A, Class AR, 5.37% (3 mo. Term SOFR + 1.09%), 07/16/2035, (1.09% Floor) (Callable 07/16/2026) (b)			250,000		250,900
Elmwood CLO Ltd., Series 2020-1A, Class AR, 5.79% (3 mo. Term SOFR + 1.46%), 04/18/2037, (1.46% Floor) (Callable 04/18/2026) (b)			250,000		250,655
Empower CLO Ltd., Series 2024-2A, Class C, 6.42% (3 mo. Term SOFR + 2.10%), 07/15/2037, (2.10% Floor) (Callable 07/15/2026) (b)			500,000		501,884
FS RIALTO
Series 2021-FL3, Class D, 6.76% (1 mo. Term SOFR + 2.61%), 11/16/2036, (2.61% Floor) (Callable 10/16/2025) (b)			100,000		99,784
Series 2022-FL4, Class AS, 6.79% (30 day avg SOFR US + 2.40%), 01/19/2039, (2.40% Floor) (Callable 10/17/2025) (b)			100,000		99,999
Katayma CLO Ltd., Series 2024-2A, Class D, 8.83% (3 mo. Term SOFR + 4.50%), 04/20/2037, (4.50% Floor) (Callable 04/20/2026) (b)			430,000		433,897
LCM LP, Series 24A, Class CR, 6.49% (3 mo. Term SOFR + 2.16%), 03/20/2030, (0.00% Floor) (Callable 10/20/2025) (b)			250,000		250,418
Lument Finance Trust, Inc., Series 2021-FL1, Class B, 6.01% (1 mo. Term SOFR + 1.86%), 06/15/2039, (1.86% Floor) (Callable 10/15/2025) (b)			100,000		99,495
Neuberger Berman CLO Ltd., Series 2021-44A, Class DR, 6.97% (3 mo. Term SOFR + 2.65%), 10/16/2035, (2.65% Floor) (Callable 01/16/2026) (b)			500,000		500,379
OZLM Ltd., Series 2016-15A, Class A1R3, 5.33% (3 mo. Term SOFR + 1.05%), 04/20/2033, (1.05% Floor) (Callable 04/20/2026) (b)			250,000		250,062
Palmer Square Loan Funding Ltd., Series 2022-2A, Class B, 6.52% (3 mo. Term SOFR + 2.20%), 10/15/2030, (2.20% Floor) (Callable 10/15/2025) (b)			800,000		800,979
Storm King Park CLO Ltd., Series 2022-1A, Class AR, 5.68% (3 mo. Term SOFR + 1.36%), 10/15/2037, (1.36% Floor) (Callable 10/15/2026) (b)			500,000		501,190
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $6,178,545)					6,191,891

FOREIGN GOVERNMENT AGENCY ISSUES - 1.2%			Par		Value
CDP Financial, Inc., 4.20%, 12/02/2030		CAD	100,000		75,794
New Zealand Government Bond, 3.50%, 04/14/2033		NZD	265,000		149,108
Norway Government Bond, 3.00%, 08/15/2033 (b)		NOK	1,035,000		96,763
NOTA DO TESOURO NACIONAL (PRICES NEAR 1000), 10.00%, 01/01/2027		BRL	4,920,000		884,931
Ontario Teachers' Finance Trust, 2.00%, 04/16/2031 (b)			250,000		224,892
Province of British Columbia Canada, 4.20%, 07/06/2033			145,000		144,064
Province of Ontario Canada, 3.45%, 06/02/2045		CAD	160,000		100,686
Queensland Treasury Corp.
3.25%, 05/21/2035 (b)		EUR	100,000		116,942
5.25%, 08/13/2038 (b)		AUD	135,000		88,572
Republic of Austria Government Bond, 2.90%, 02/20/2033 (b)		EUR	50,000		59,167
Treasury Corp. of Victoria, 4.75%, 09/15/2036		AUD	450,000		289,344
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $2,164,400)					2,230,263

PREFERRED STOCKS - 0.8%			Shares		Value
Financial - 0.8%
Bank of Hawaii Corp., 8.00%, Perpetual (k)			4,900		128,135
Citizens Financial Group, Inc., Series I, 6.50% to 10/06/2030 then 5 yr. CMT Rate + 2.63%, Perpetual (k)			12,725		321,306
Comerica, Inc., Series B, 6.88% to 10/01/2030 then 5 yr. CMT Rate + 3.13%, Perpetual (k)			11,000		277,530
First Busey Corp., Series B, 8.25%, Perpetual (k)			4,950		126,473
Live Oak Bancshares, Inc., Series A, 8.38%, Perpetual (a)(k)			3,625		94,468
UMB Financial Corp., 7.75% to 07/15/2030 then 5 yr. CMT Rate + 3.74%, Perpetual (k)			7,375		204,951
WesBanco, Inc., Series B, 7.38% to 10/01/2030 then 5 yr. CMT Rate + 3.80%, Perpetual (k)			10,650		270,297
Wintrust Financial Corp., Series F, 7.88% to 07/15/2030 then 5 yr. CMT Rate + 3.88%, Perpetual (k)			4,250		115,430
TOTAL PREFERRED STOCKS (Cost $1,486,875)					1,538,590

CONVERTIBLE BONDS - 0.6%			Par		Value
Consumer, Cyclical - 0.1%
Burlington Stores, Inc., 1.25%, 12/15/2027			110,000		147,898
Marriott Vacations Worldwide Corp., 3.25%, 12/15/2027			135,000		128,164
					276,062

Utilities - 0.5%
CenterPoint Energy, Inc.
4.25%, 08/15/2026			170,000		188,200
3.00%, 08/01/2028 (b)			130,000		131,403
FirstEnergy Corp., 3.88%, 01/15/2031 (b)			170,000		182,580
Southern Co.
4.50%, 06/15/2027			140,000		155,890
3.25%, 06/15/2028 (b)			100,000		101,448
TXNM Energy, Inc., 5.75%, 06/01/2054			105,000		136,572
					896,093
TOTAL CONVERTIBLE BONDS (Cost $1,059,908)					1,172,155

CONVERTIBLE PREFERRED STOCKS - 0.6%			Shares		Value
Consumer, Cyclical - 0.2%
QXO, Inc., 5.50%, 05/15/2028 (k)			5,350		294,197

Industrial - 0.1%
Boeing Co., 6.00%, 10/15/2027 (k)			1,800		125,226

Technology - 0.1%
Hewlett Packard Enterprise Co., 7.63%, 09/01/2027 (k)			2,750		186,725

Utilities - 0.2%
NextEra Energy, Inc., 7.23%, 11/01/2027 (k)			8,650		406,809
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $885,822)					1,012,957

PURCHASED OPTIONS - 0.1% (k)	Notional Amount		Contracts		Value
Call Options - 0.0% (l)
10-Year Forward Interest Rate Swap, Counterparty: Bank of America, Pay Fixed; Expiration: 07/16/2027; Exercise Rate: 4.10%	$587,900		587,900		28,188
10-Year Forward Interest Rate Swap, Counterparty: Barclays Capital, Inc., Pay Fixed; Expiration: 11/27/2034; Exercise Rate: 2.36%	678,000		678,000		8,297
10-Year Forward Interest Rate Swap, Counterparty: J.P. Morgan Securities, Inc., Pay SOFR; Expiration: 08/14/2034; Exercise Rate: 2.38%	641,560		641,560		7,878
Interest Rate Swap - Forward Volatility Agreement 5Y5Y30Y, Counterparty: Barclays Capital, Inc., Pay SOFR; Expiration: 06/14/2027; Exercise Rate: 0.00%	775,000		775,000		15,278
MC 5YX5Y, Counterparty: Morgan Stanley, Pay 6 mo. EURIBOR; Expiration: 05/20/2026; Exercise Rate: 2.50%	1,194,000		1,194,000		2,373
USD/CNH, Counterparty: J.P. Morgan Securities, Inc., Expiration: 11/04/2025; Exercise Price: $7.40	650,000		650,000		8
Total Call Options					62,022

Put Options - 0.1%
10-Year Forward Interest Rate Swap, Counterparty: Bank of America, Receive SOFR; Expiration: 07/16/2027; Exercise Rate: 4.10%	587,900		587,900		15,180
30-Year Forward Interest Rate Swap, Counterparty: J.P. Morgan Securities, Inc., Receive Fixed; Expiration: 08/30/2027; Exercise Rate: 4.65%	598,400		598,400		21,355
CDX NA HY Series 44, Counterparty: Morgan Stanley, Receive Floating; Expiration: 10/15/2025; Exercise Rate: 104.00%	684,000		684,000		69
CDX NA HY Series 44, Counterparty: Citibank Global Markets, Inc., Receive Floating; Expiration: 10/15/2025; Exercise Rate: 104.00%	407,000		407,000		41
Interest Rate Swap - Forward Volatility Agreement 5Y5Y30Y, Counterparty: Barclays Capital, Inc., Receive Floating; Expiration: 05/25/2027; Exercise Rate: 0.00%	2,436,500		2,436,500		37,787
USD/JPY, Counterparty: Goldman Sachs, Expiration: 11/04/2025; Exercise Price: $143.00	559,000		559,000		1,698
USD/JPY, Counterparty: Morgan Stanley, Expiration: 10/13/2025; Exercise Price: $125.00	32,000		32,000		0
Total Put Options					76,130
TOTAL PURCHASED OPTIONS (Cost $30,119)					138,152

SHORT-TERM INVESTMENTS - 2.8%			Par		Value
U.S Treasury Bills – 2.8% 4.22%, 10/30/2025 (m)			5,300,000		5,282,666
TOTAL SHORT-TERM INVESTMENTS (Cost $5,282,135)					5,282,666

TOTAL INVESTMENTS - 95.6% (Cost $182,540,653)					177,660,603
Money Market Deposit Account - 4.3% (n)(o)					7,913,992
Liabilities in Excess of Other Assets - (0.0) (l)				(0.00002)	(3,165)
TOTAL NET ASSETS - 100.0%	0.0%		0.0%		$185,571,430

two	–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.	–%

ASA - Advanced Subscription Agreement CMT - Constant Maturity Treasury
EURIBOR - Euro Interbank Offered Rate
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
USISSO05- 5 Year US Dollar SOFR Swap Rate

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CNY - Chinese Yuan Renminbi
CZK - Czech Republic Koruna
EUR - Euro
GBP - British Pound
IDR - Indonesian Rupiah
INR - Indian Rupee
JPY - Japanese Yen
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso

(a)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $655,118.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $62,119,310 or 33.5% of the Fund’s net assets.

(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $300,411 or 0.2% of net assets as of September 30, 2025.

(d)	Zero coupon bonds make no periodic interest payments.
(e)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(f)	Step coupon bond. The rate disclosed is as of September 30, 2025.
(g)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2025.

(h)	Interest only security.
(i)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(j)	Rounds to zero.
(k)	Non-income producing security.
(l)	Represents less than 0.05% of net assets.
(m)	The rate shown is the annualized yield as of September 30, 2025.
(n)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.99%.

(o)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of September 30, 2025 is $668,195 which represented 0.4% of net assets.

Wilshire Income Opportunities Fund
Schedule of Written Options
September 30, 2025 (Unaudited)

WRITTEN OPTIONS - (0.1)%	Notional Amount	Contracts	Value
Call Options - (0.0)%(a)
1-Year Forward Interest Rate Swap Counterparty: J.P. Morgan Securities, Inc.;
Receive SOFR; Expiration: 08/12/2027; Exercise Rate: 3.23%	$(1,496,000)	(1,496,000)	$(6,699)
Receive SOFR; Expiration: 08/12/2027; Exercise Rate: 3.25%	(2,991,000)	(2,991,000)	(13,394)
Receive SOFR; Expiration: 08/23/2027; Exercise Rate: 3.17%	(1,496,000)	(1,496,000)	(6,763)
Receive SOFR; Expiration: 08/27/2027; Exercise Rate: 3.13%	(1,496,000)	(1,496,000)	(5,900)
1-Year Forward Interest Rate Swap Counterparty: Deutsche Bank;
Receive SOFR; Expiration: 09/08/2026; Exercise Rate: 2.00%	(6,172,000)	(6,172,000)	(3,098)
Receive SOFR; Expiration: 09/25/2026; Exercise Rate: 2.50%	(6,172,000)	(6,172,000)	(7,135)
Receive SOFR; Expiration: 09/23/2027; Exercise Rate: 3.16%	(2,992,000)	(2,992,000)	(12,264)
MC 10YX10Y, Counterparty: Morgan Stanley, Receive 6 mo. EURIBOR; Expiration: 05/20/2026; Exercise Rate: 2.30%	(597,000)	(597,000)	(1,191)
USD/CNH, Counterparty: J.P. Morgan Securities, Inc.; Expiration: 11/04/2025; Exercise Price: $7.65	(650,000)	(650,000)	(1)
Total Call Options			(56,445)

Put Options - (0.1)%
10-Year Forward Interest Rate Swap, Counterparty: J.P. Morgan Securities, Inc., Pay SOFR; Expiration: 08/14/2034; Exercise Rate: 5.54%	(641,560)	(641,560)	(22,949)
10-Year Forward Interest Rate Swap, Counterparty: Barclays Capital, Inc., Pay SOFR; Expiration: 11/27/2034; Exercise Rate: 5.36%	(678,000)	(678,000)	(26,417)
1-Year Forward Interest Rate Swap Counterparty: J.P. Morgan Securities, Inc.;
Pay SOFR; Expiration: 08/12/2027; Exercise Rate: 3.25%	(1,496,000)	(1,496,000)	(6,150)
Pay SOFR; Expiration: 08/12/2027; Exercise Rate: 3.25%	(2,991,000)	(2,991,000)	(12,296)
Pay SOFR; Expiration: 08/23/2027; Exercise Rate: 3.17%	(1,496,000)	(1,496,000)	(6,153)
Pay SOFR; Expiration: 08/27/2027; Exercise Rate: 3.13%	(1,496,000)	(1,496,000)	(7,058)
Pay SOFR; Expiration: 08/30/2027; Exercise Rate: 3.60%	(10,771,200)	(10,771,200)	(31,204)
1-Year Forward Interest Rate Swap Counterparty: Nomura Inc.;
Pay SOFR; Expiration: 09/08/2026; Exercise Rate: 3.62%	(3,086,000)	(3,086,000)	(3,731)
Pay SOFR; Expiration: 09/08/2026; Exercise Rate: 3.63%	(6,172,000)	(6,172,000)	(7,320)
1-Year Forward Interest Rate Swap, Counterparty: Deutsche Bank, Pay SOFR; Expiration: 09/23/2027; Exercise Rate: 3.16%	(2,992,000)	(2,992,000)	(14,146)
1-Year Forward Interest Rate Swap, Counterparty: Goldman Sachs, Pay 3 Mo. EURIBOR; Expiration: 07/21/2026; Exercise Rate: 2.15%	(5,969,000)	(5,969,000)	(4,226)
2-Year Forward Interest Rate Swap, Counterparty: Mizuho Capital Markets, Pay SOFR; Expiration: 10/03/2025; Exercise Rate: 3.70%	(1,441,000)	(1,441,000)	0
CDX NA HY Series 44, Counterparty: Goldman Sachs, Pay Fixed; Expiration: 11/19/2025; Exercise Rate: 106.50%	(491,000)	(491,000)	(5,577)
CDX NA HY Series 44, Counterparty: Morgan Stanley, Pay Fixed; Expiration: 10/15/2025; Exercise Rate: 106.00%	(684,000)	(684,000)	(11,999)
CDX NA HY Series 44, Counterparty: Royal Bank of Canada Investment Management (USA) Ltd., Pay Fixed; Expiration: 11/19/2025; Exercise Rate: 106.50%	(624,000)	(624,000)	(7,087)
CDX NA HY Series 44 Counterparty: Citibank Global Markets, Inc.;
Pay Floating; Expiration: 10/15/2025; Exercise Rate: 106.00%	(407,000)	(407,000)	(7,139)
Pay Floating; Expiration: 11/19/2025; Exercise Rate: 107.00%	(1,040,000)	(1,040,000)	(7,912)
CDX NA HY Series 45, Counterparty: BNP Paribas Securities Corp., Pay 0; Expiration: 11/19/2025; Exercise Rate: 106.50%	(552,000)	(552,000)	(3,036)
EUR/USD, Counterparty: Goldman Sachs; Expiration: 10/20/2025; Exercise Price: $1.15	(2,999,706)	(2,555,000)	(1,932)
EUR/USD, Counterparty: J.P. Morgan Securities, Inc.; Expiration: 10/20/2025; Exercise Price: $1.16	(4,561,198)	(3,885,000)	(7,444)
iTraxx Crossover Series 43, Counterparty: Deutsche Bank, Pay Floating; Expiration: 10/15/2025; Exercise Rate: 287.50%	(930,420)	(930,420)	(21,957)
USD/JYP, Counterparty: Goldman Sachs; Expiration: 11/04/2025; Exercise Price: $140.00	(559,000)	(559,000)	(624)
Total Put Options			(216,357)
TOTAL WRITTEN OPTIONS (Premiums received $61,357)			$(272,802)

Percentages are stated as a percent of net assets.

Wilshire Income Opportunities Fund
Schedule of Futures Contracts
September 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	11	12/19/2025	$1,265,859	$(8,446)
Euro-Bund	21	12/08/2025	3,169,909	(9,726)
U.S. Treasury 2 Year Notes	248	12/31/2025	51,682,812	(14,830)
U.S. Treasury 5 Year Note	240	12/31/2025	26,206,875	(13,317)
U.S. Treasury Long Bonds	42	12/19/2025	4,896,938	85,137
U.S. Treasury Ultra Bonds	15	12/19/2025	1,800,938	9,904
				$48,722
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(66)	12/19/2025	$7,595,156	$(43,108)
Canadian 10 Year Government Bonds	(4)	12/18/2025	351,972	(7,047)
Euro-BTP Italian Government Bonds	(9)	12/08/2025	1,266,287	(8,147)
French Government Bonds	(17)	12/08/2025	2,422,014	7,231
U.S. Treasury 10 Year Notes	(52)	12/19/2025	5,850,000	(16,798)
U.S. Treasury 2 Year Notes	(2)	12/31/2025	416,797	1,138
U.S. Treasury Long Bonds	(25)	12/19/2025	2,914,844	(20,052)
				$(86,783)
Net Unrealized Appreciation (Depreciation)		$ –	$–	$(38,061)

Wilshire Income Opportunities Fund
Schedule of Forward Currency Contracts
September 30, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	11/07/2025	USD	1,621	CNY	11,499	$2
Barclays Capital, Inc.	12/17/2025	USD	106,973	EUR	90,514	218
Barclays Capital, Inc.	12/17/2025	USD	315,356	GBP	231,767	3,625
Barclays Capital, Inc.	12/17/2025	USD	288,501	NOK	2,858,844	1,970
Barclays Capital, Inc.	12/17/2025	USD	257,144	NZD	428,470	7,962
Barclays Capital, Inc.	12/17/2025	USD	758,281	SGD	967,832	3,543
BNP Paribas Securities Corp.	11/07/2025	MXN	4,687,981	USD	254,617	288
BNY Mellon Capital Markets LLC	12/17/2025	USD	53,873	EUR	46,000	(381)
BNY Mellon Capital Markets LLC	12/17/2025	USD	45,293	GBP	33,406	362
Citibank Global Markets, Inc.	12/17/2025	AUD	639,935	USD	418,652	5,187
Citibank Global Markets, Inc.	12/17/2025	MXN	5,952,395	USD	320,328	1,958
Citibank Global Markets, Inc.	12/17/2025	NOK	3,013,495	USD	305,416	(3,385)
Deutsche Bank	11/10/2025	USD	125,418	TRY	5,914,715	(11,989)
Goldman Sachs	11/10/2025	TRY	5,907,190	USD	125,418	11,814
Goldman Sachs	11/07/2025	USD	342,669	BRL	1,891,363	(9,315)
Goldman Sachs	01/05/2026	USD	960,398	BRL	5,978,000	(136,878)
Goldman Sachs	10/22/2025	USD	710,644	EUR	596,000	9,917
Goldman Sachs	11/07/2025	USD	494,531	MXN	9,201,027	(5,768)
Goldman Sachs	12/17/2025	USD	315,428	NOK	3,140,623	655
Goldman Sachs	12/17/2025	USD	534,588	SGD	684,535	772
HSBC Bank	12/17/2025	USD	593,777	AUD	895,904	404
HSBC Bank	12/17/2025	USD	737,610	EUR	624,880	606
HSBC Bank	12/17/2025	USD	96,630	GBP	70,748	1,472
HSBC Bank	12/17/2025	USD	568,711	SGD	725,908	2,631
J.P. Morgan Securities, Inc.	10/22/2025	EUR	894,000	USD	1,060,868	(9,777)
J.P. Morgan Securities, Inc.	12/17/2025	USD	73,976	AUD	113,000	(866)
J.P. Morgan Securities, Inc.	10/22/2025	USD	2,110,512	EUR	1,788,000	8,331
J.P. Morgan Securities, Inc.	12/17/2025	USD	209,265	EUR	177,257	202
J.P. Morgan Securities, Inc.	12/17/2025	USD	227,459	GBP	167,657	1,957
J.P. Morgan Securities, Inc.	12/17/2025	USD	510,131	MXN	9,624,494	(10,976)
Morgan Stanley	12/17/2025	USD	802,449	AUD	1,199,872	7,754
Morgan Stanley	11/07/2025	USD	329,432	COP	1,298,154,790	11
Morgan Stanley	12/17/2025	USD	507,949	GBP	374,671	4,009
Morgan Stanley	11/07/2025	USD	216,373	MXN	4,055,459	(4,140)
Morgan Stanley	12/17/2025	USD	341,498	NZD	576,430	6,268
Morgan Stanley	11/07/2025	USD	70	PEN	247	(1)
Royal Bank of Canada Investment Management (USA) Ltd.	10/31/2025	JPY	5	USD	0	0
Royal Bank of Canada Investment Management (USA) Ltd.	12/17/2025	NOK	1,947,838	USD	194,600	624
Royal Bank of Canada Investment Management (USA) Ltd.	10/22/2025	USD	351,541	EUR	298,000	1,178
Royal Bank of Canada Investment Management (USA) Ltd.	12/17/2025	USD	516,917	EUR	437,416	1,014
Standard Chartered Securities N.A.	10/22/2025	EUR	1,192,000	USD	1,406,656	(5,202)
Standard Chartered Securities N.A.	10/31/2025	EUR	6,138	USD	7,291	(70)
Standard Chartered Securities N.A.	10/31/2025	JPY	30,533	USD	210	(2)
Standard Chartered Securities N.A.	12/17/2025	SGD	32,000	USD	25,070	(115)
Standard Chartered Securities N.A.	12/17/2025	USD	239,372	MXN	4,504,618	(4,526)
Standard Chartered Securities N.A.	12/17/2025	USD	290,908	NOK	2,877,226	2,535
State Street Bank & Trust Co.	10/22/2025	USD	352,245	EUR	298,000	1,881
TD Securities	12/17/2025	USD	274,375	NZD	458,231	7,885
UBS AG	10/22/2025	EUR	596,000	USD	703,086	(2,359)
UBS AG	10/22/2025	USD	351,710	EUR	298,000	1,347
UBS AG	12/17/2025	USD	345,862	GBP	254,834	3,105
Wells Fargo	11/07/2025	COP	1,289,742,978	USD	333,871	(6,585)
Net Unrealized Appreciation (Depreciation)						$(110,848)

AUD - Australian Dollars
BRL - Brazilian Real
COP - Colombian Peso CNY – Chinese Yuan
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Sol
SGD - Singapore Dollar
TRY - Turkish Lira
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Wilshire Income Opportunities Fund
Schedule of Centrally Cleared Interest Rate Swap Contracts
September 30, 2025 (Unaudited)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
Receive	SOFR	3.70%	Annually	05/05/2035	$218,543	$0	$(569)	$(569)
Receive	SOFR	3.74%	Annually	07/20/2037	76,400	0	512	512
Receive	SOFR	3.93%	Annually	07/20/2037	135,200	0	(1,181)	(1,181)
Receive	SOFR	4.44%	Annually	08/16/2044	256,600	0	307	307
Receive	SOFR	4.45%	Annually	11/29/2044	263,000	0	354	354
Receive	SOFR	3.86%	Annually	05/05/2055	103,617	0	1,675	1,675
Pay	SOFR	3.93%	Annually	05/05/2045	262,690	0	(1,468)	(1,468)
Total Interest Rate Swaps						$0	$(370)	$(370)

The swaps are centrally cleared. Morgan Stanley is the counterparty for the swaps in the Fund.

SOFR - Secured Overnight Financing Rate

Wilshire Income Opportunities Fund
Schedule of Credit Default Swap Contracts
September 30, 2025 (Unaudited)

Reference Obligation *	Financing Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount (b)	Value (c)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Buy Protection (a):
CDX NA HY Series 45	5.00%	Quarterly	12/20/2030	$3,804,000	$291,938	$292,426	$(488)
	0.000%				$291,938	$292,426	$(488)
* Centrally cleared swap.

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Wilshire Income Opportunities Fund
Schedule of Total Return Swap Contracts
September 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
IBOXHY Index-L-MS	Morgan Stanley	Receive	SOFR	Termination	12/20/2025	$3,403,960	$160,605
Net Unrealized Appreciation (Depreciation)						0	$160,605

There are no upfront payments or receipts associated with total return swaps in the Fund as of September 30, 2025.

SOFR - Secured Overnight Financing Rate was 4.24% as of September 30, 2025.

		Wilshire Income Opportunities Fund
		Schedule of Over the Counter Volatility Swap Contracts
		September 30, 2025 (Unaudited)

Reference Entity	Strike	Counterparty	Maturity Date	Payment Frequency	Notional Amount	Value	Premiums Paid (Received)	Value/ Unrealized Appreciation (Depreciation)
EUR/USD Volatility	8.40%	Morgan Stanley	02/10/2026	Quarterly	$(1,044,000)	$65,745	$(88)	$65,833
USD/BRL Volatility	15.30%	Morgan Stanley	01/05/2026	Quarterly	(464,000)	16,959	–	16,959
USD/BRL Volatility	15.30%	Bank of America Securities, Inc.	01/05/2026	Quarterly	(928,000)	33,918	–	33,918
USD/BRL Volatility	18.30%	Goldman Sachs	06/24/2026	Quarterly	(830,000)	41,770	(308)	42,078
USD/INR Volatility	4.33%	BNP Paribas Securities Corp.	02/10/2026	Quarterly	1,044,000	(26,606)	45	(26,651)
Net Unrealized Appreciation (Depreciation)						$131,786	$(351)	$132,137

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Wilshire Income Opportunities Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$–	$54,530,285	$2,157	$54,532,442
Collateralized Mortgage Obligations	–	35,175,412	298,254	35,473,666
Mortgage-Backed Securities	–	13,468,690	–	13,468,690
U.S. Treasury Securities	–	13,212,816	–	13,212,816
Asset-Backed Securities	–	12,348,135	–	12,348,135
Bank Loans	–	12,299,947	–	12,299,947
Foreign Government Debt Obligations	–	12,259,765	–	12,259,765
Affiliated Registered Investment Companies	6,498,468	–	–	6,498,468
Collateralized Loan Obligations	–	6,191,891	–	6,191,891
Foreign Government Agency Issues	–	2,230,263	–	2,230,263
Preferred Stocks	1,538,590	–	–	1,538,590
Convertible Bonds	–	1,172,155	–	1,172,155
Convertible Preferred Stocks	1,012,957	–	–	1,012,957
Purchased Options	–	138,152	–	138,152
Short-Term Investments	–	5,282,666	–	5,282,666
Total Investments	$9,050,015	$168,310,177	$300,411	$177,660,603

Other Financial Instruments:
Total Return Swaps*	$–	$160,605	$–	$160,605
Futures Contracts*	103,410	–	–	103,410
Forward Currency Contracts*	–	101,487	–	101,487
Volatility Swaps*	–	158,788	–	158,788
Interest Rate Swaps*	–	2,848	–	2,848
Total Other Financial Instruments	$103,410	$423,728	$–	$527,138

Liabilities:
Investments:
Written Options	$–	$(272,802)	$–	$(272,802)
Total Investments	$–	$(272,802)	$–	$(272,802)

Other Financial Instruments:
Forward Currency Contracts*	$–	$(212,335)	$–	$(212,335)
Futures Contracts*	(141,471)	–	–	(141,471)
Volatility Swaps*	–	(26,651)	–	(26,651)
Interest Rate Swaps*	–	(3,218)	–	(3,218)
Credit Default Swaps*	–	(488)	–	(488)
Total Other Financial Instruments	$(141,471)	$(242,692)	$–	$(384,163)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of September 30, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.